UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Catalyst Dynamic Alpha Fund

Class A (CPEAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.38%

How did the Fund perform during the reporting period?

The Fund rallied markedly over the fiscal year ended June 30, 2026, delivering a net total return that exceeded the gain of the S&P 500 Index. Results were bolstered by relatively favorable secular dynamics, as both momentum and small-capitalization factors provided distinct style tailwinds.

From an attribution perspective, the Fund generally benefited from modest allocation effects and robust stock selection. A significant overweight to the Industrials sector and a benchmark-neutral allocation to Information Technology were highly supportive, as these two sectors led performance within the S&P 500 Index; collectively, the Fund held nearly half of its total assets in these two sectors. Conversely, exposure to commodity-oriented sectors, specifically Materials and Energy, modestly dampened allocation results.

Bottom-up stock selection served as a significant driver of the Fund’s outperformance. The Fund's top-performing investments were tied directly to the accelerating artificial intelligence ("AI") theme. Five holdings advanced by more than 100% during the reporting period, each capitalizing on robust investor enthusiasm surrounding data center buildouts. Corning Inc. (Ticker: GLW), Flex Ltd. (Ticker: FLEX), Sterling Infrastructure, Inc. (Ticker: STRL), and Taiwan Semiconductor Manufacturing Co. (Ticker: TSM) were held for the entirety of the period, and each registered triple-digit gains. Additionally, a well-timed purchase of Micron Technology, Inc. (Ticker: MU) in early 2026 delivered the strongest absolute return of any single position during the timeframe.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
Catalyst Dynamic Alpha Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$35,771
$33,714
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Dynamic Alpha Fund	Catalyst Dynamic Alpha Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,425	$10,000
Jun-2017	$11,874	$11,191	$11,790
Jun-2018	$13,927	$13,126	$13,484
Jun-2019	$14,351	$13,526	$14,889
Jun-2020	$15,083	$14,216	$16,006
Jun-2021	$18,193	$17,147	$22,536
Jun-2022	$16,961	$15,986	$20,144
Jun-2023	$19,768	$18,631	$24,091
Jun-2024	$23,324	$21,983	$30,006
Jun-2025	$25,458	$23,995	$34,556
Jun-2026	$35,771	$33,714	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund
Without Load	40.51%	14.48%	13.59%
With Load	32.43%	13.13%	12.92%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.3%
Industrials
24.4%
Financials
9.0%
Health Care
7.9%
Energy
5.9%
Communications
5.7%
Consumer Discretionary
5.0%
Collateral for Securities Loaned
4.9%
Materials
3.9%
Consumer Staples
2.4%
Money Market Funds
0.7%
Liabilities in Excess of Other Assets
-5.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Dynamic Alpha Fund - Class A (CPEAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CPEAX

Catalyst Dynamic Alpha Fund

Class C (CPECX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$255	2.13%

How did the Fund perform during the reporting period?

The Fund rallied markedly over the fiscal year ended June 30, 2026, delivering a net total return that exceeded the gain of the S&P 500 Index. Results were bolstered by relatively favorable secular dynamics, as both momentum and small-capitalization factors provided distinct style tailwinds.

From an attribution perspective, the Fund generally benefited from modest allocation effects and robust stock selection. A significant overweight to the Industrials sector and a benchmark-neutral allocation to Information Technology were highly supportive, as these two sectors led performance within the S&P 500 Index; collectively, the Fund held nearly half of its total assets in these two sectors. Conversely, exposure to commodity-oriented sectors, specifically Materials and Energy, modestly dampened allocation results.

Bottom-up stock selection served as a significant driver of the Fund’s outperformance. The Fund's top-performing investments were tied directly to the accelerating artificial intelligence ("AI") theme. Five holdings advanced by more than 100% during the reporting period, each capitalizing on robust investor enthusiasm surrounding data center buildouts. Corning Inc. (Ticker: GLW), Flex Ltd. (Ticker: FLEX), Sterling Infrastructure, Inc. (Ticker: STRL), and Taiwan Semiconductor Manufacturing Co. (Ticker: TSM) were held for the entirety of the period, and each registered triple-digit gains. Additionally, a well-timed purchase of Micron Technology, Inc. (Ticker: MU) in early 2026 delivered the strongest absolute return of any single position during the timeframe.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$33,181
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,788	$11,790
Jun-2018	$13,722	$13,484
Jun-2019	$14,032	$14,889
Jun-2020	$14,633	$16,006
Jun-2021	$17,522	$22,536
Jun-2022	$16,217	$20,144
Jun-2023	$18,756	$24,091
Jun-2024	$21,974	$30,006
Jun-2025	$23,799	$34,556
Jun-2026	$33,181	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	39.42%	13.62%	12.74%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Dynamic Alpha Fund - Class C (CPECX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CPECX

Catalyst Dynamic Alpha Fund

Class I (CPEIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.13%

How did the Fund perform during the reporting period?

The Fund rallied markedly over the fiscal year ended June 30, 2026, delivering a net total return that exceeded the gain of the S&P 500 Index. Results were bolstered by relatively favorable secular dynamics, as both momentum and small-capitalization factors provided distinct style tailwinds.

From an attribution perspective, the Fund generally benefited from modest allocation effects and robust stock selection. A significant overweight to the Industrials sector and a benchmark-neutral allocation to Information Technology were highly supportive, as these two sectors led performance within the S&P 500 Index; collectively, the Fund held nearly half of its total assets in these two sectors. Conversely, exposure to commodity-oriented sectors, specifically Materials and Energy, modestly dampened allocation results.

Bottom-up stock selection served as a significant driver of the Fund’s outperformance. The Fund's top-performing investments were tied directly to the accelerating artificial intelligence ("AI") theme. Five holdings advanced by more than 100% during the reporting period, each capitalizing on robust investor enthusiasm surrounding data center buildouts. Corning Inc. (Ticker: GLW), Flex Ltd. (Ticker: FLEX), Sterling Infrastructure, Inc. (Ticker: STRL), and Taiwan Semiconductor Manufacturing Co. (Ticker: TSM) were held for the entirety of the period, and each registered triple-digit gains. Additionally, a well-timed purchase of Micron Technology, Inc. (Ticker: MU) in early 2026 delivered the strongest absolute return of any single position during the timeframe.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Dynamic Alpha Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$36,655
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Dynamic Alpha Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,902	$11,790
Jun-2018	$13,997	$13,484
Jun-2019	$14,461	$14,889
Jun-2020	$15,231	$16,006
Jun-2021	$18,421	$22,536
Jun-2022	$17,216	$20,144
Jun-2023	$20,118	$24,091
Jun-2024	$23,793	$30,006
Jun-2025	$26,025	$34,556
Jun-2026	$36,655	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Dynamic Alpha Fund	40.85%	14.75%	13.87%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$140,901,776
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$1,060,627
Portfolio Turnover	69%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.7%
Money Market Funds	5.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Money Market Funds	0.7%
Consumer Staples	2.4%
Materials	3.9%
Collateral for Securities Loaned	4.9%
Consumer Discretionary	5.0%
Communications	5.7%
Energy	5.9%
Health Care	7.9%
Financials	9.0%
Industrials	24.4%
Technology	35.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Corning, Inc.	9.3%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9.2%
Flex Ltd.	8.4%
Amphenol Corporation, A	6.4%
Alphabet, Inc., Class A	5.7%
Mount Vernon Liquid Assets Portfolio	4.9%
Micron Technology, Inc.	4.7%
Sterling Infrastructure, Inc.	4.3%
HSBC Holdings plc - ADR	3.2%
Cardinal Health, Inc.	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Dynamic Alpha Fund - Class I (CPEIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CPEIX

Catalyst Energy Infrastructure Fund

Class A (MLXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.68%

How did the Fund perform during the reporting period?

During the reporting period, energy infrastructure equities benefited from resilient operating results, continued growth in cash flows and distributions, and increasing investor recognition of the sector’s role in meeting rising global energy and power demand. Performance was supported by strong demand for natural gas infrastructure associated with expanding U.S. liquefied natural gas exports, growing electricity requirements from data centers, and increased industrial activity.

The Fund performed positively during the period. Relative performance benefited from the Fund’s investments in companies positioned to serve increasing natural gas production, LNG exports and power-generation demand. Holdings executing high-return expansion projects while maintaining strong balance sheets were also positive contributors.

The Fund’s midstream holdings generally reported solid earnings, maintained disciplined capital allocation, and continued to return capital to shareholders through dividend growth and share repurchases.

The Fund maintained its focus on companies with predominantly fee-based cash flows, strong balance sheets, disciplined management teams, and assets that are difficult to replicate. Portfolio activity emphasized businesses expected to generate attractive returns on incremental invested capital and benefit from long-term growth in U.S. natural gas, LNG exports, natural gas liquids and electricity demand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
Catalyst Energy Infrastructure Fund - with load
S&P 500® Index
Solactive MLP Infrastructure Index
$44,000
$36,000
$28,000
$20,000
$12,000
$4,000
$42,271
$24,161
$22,789
$16,392
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Energy Infrastructure Fund	Catalyst Energy Infrastructure Fund - with load	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2016	$10,000	$9,432	$10,000	$10,000
Jun-2017	$10,938	$10,317	$11,790	$9,934
Jun-2018	$10,707	$10,099	$13,484	$8,868
Jun-2019	$10,215	$9,635	$14,889	$9,059
Jun-2020	$6,267	$5,911	$16,006	$5,034
Jun-2021	$9,902	$9,340	$22,536	$7,890
Jun-2022	$10,998	$10,374	$20,144	$8,010
Jun-2023	$13,427	$12,665	$24,091	$10,150
Jun-2024	$17,177	$16,202	$30,006	$12,740
Jun-2025	$20,873	$19,687	$34,556	$14,258
Jun-2026	$24,161	$22,789	$42,271	$16,392

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund
Without Load	15.76%	19.53%	9.22%
With Load	9.10%	18.12%	8.59%
S&P 500® Index	22.32%	13.41%	15.51%
Solactive MLP Infrastructure Index	14.97%	15.75%	5.07%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Energy
100.1%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Energy Infrastructure Fund - Class A (MLXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-MLXAX

Catalyst Energy Infrastructure Fund

Class C (MLXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.43%

How did the Fund perform during the reporting period?

During the reporting period, energy infrastructure equities benefited from resilient operating results, continued growth in cash flows and distributions, and increasing investor recognition of the sector’s role in meeting rising global energy and power demand. Performance was supported by strong demand for natural gas infrastructure associated with expanding U.S. liquefied natural gas exports, growing electricity requirements from data centers, and increased industrial activity.

The Fund performed positively during the period. Relative performance benefited from the Fund’s investments in companies positioned to serve increasing natural gas production, LNG exports and power-generation demand. Holdings executing high-return expansion projects while maintaining strong balance sheets were also positive contributors.

The Fund’s midstream holdings generally reported solid earnings, maintained disciplined capital allocation, and continued to return capital to shareholders through dividend growth and share repurchases.

The Fund maintained its focus on companies with predominantly fee-based cash flows, strong balance sheets, disciplined management teams, and assets that are difficult to replicate. Portfolio activity emphasized businesses expected to generate attractive returns on incremental invested capital and benefit from long-term growth in U.S. natural gas, LNG exports, natural gas liquids and electricity demand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$44,000
$36,000
$28,000
$20,000
$12,000
$4,000
$42,271
$22,391
$16,392
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,847	$11,790	$9,934
Jun-2018	$10,544	$13,484	$8,868
Jun-2019	$9,965	$14,889	$9,059
Jun-2020	$6,076	$16,006	$5,034
Jun-2021	$9,526	$22,536	$7,890
Jun-2022	$10,503	$20,144	$8,010
Jun-2023	$12,724	$24,091	$10,150
Jun-2024	$16,158	$30,006	$12,740
Jun-2025	$19,488	$34,556	$14,258
Jun-2026	$22,391	$42,271	$16,392

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	14.90%	18.64%	8.39%
S&P 500® Index	22.32%	13.41%	15.51%
Solactive MLP Infrastructure Index	14.97%	15.75%	5.07%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Energy Infrastructure Fund - Class C (MLXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-MLXCX

Catalyst Energy Infrastructure Fund

Class I (MLXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$154	1.43%

How did the Fund perform during the reporting period?

During the reporting period, energy infrastructure equities benefited from resilient operating results, continued growth in cash flows and distributions, and increasing investor recognition of the sector’s role in meeting rising global energy and power demand. Performance was supported by strong demand for natural gas infrastructure associated with expanding U.S. liquefied natural gas exports, growing electricity requirements from data centers, and increased industrial activity.

The Fund performed positively during the period. Relative performance benefited from the Fund’s investments in companies positioned to serve increasing natural gas production, LNG exports and power-generation demand. Holdings executing high-return expansion projects while maintaining strong balance sheets were also positive contributors.

The Fund’s midstream holdings generally reported solid earnings, maintained disciplined capital allocation, and continued to return capital to shareholders through dividend growth and share repurchases.

The Fund maintained its focus on companies with predominantly fee-based cash flows, strong balance sheets, disciplined management teams, and assets that are difficult to replicate. Portfolio activity emphasized businesses expected to generate attractive returns on incremental invested capital and benefit from long-term growth in U.S. natural gas, LNG exports, natural gas liquids and electricity demand.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Energy Infrastructure Fund
S&P 500® Index
Solactive MLP Infrastructure Index
$44,000
$36,000
$28,000
$20,000
$12,000
$4,000
$42,271
$24,778
$16,392
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Energy Infrastructure Fund	S&P 500® Index	Solactive MLP Infrastructure Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$10,961	$11,790	$9,934
Jun-2018	$10,776	$13,484	$8,868
Jun-2019	$10,286	$14,889	$9,059
Jun-2020	$6,331	$16,006	$5,034
Jun-2021	$10,028	$22,536	$7,890
Jun-2022	$11,167	$20,144	$8,010
Jun-2023	$13,670	$24,091	$10,150
Jun-2024	$17,527	$30,006	$12,740
Jun-2025	$21,347	$34,556	$14,258
Jun-2026	$24,778	$42,271	$16,392

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Energy Infrastructure Fund	16.07%	19.83%	9.50%
S&P 500® Index	22.32%	13.41%	15.51%
Solactive MLP Infrastructure Index	14.97%	15.75%	5.07%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$388,968,890
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$4,589,268
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	100.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NextDecade Corporation	10.1%
Targa Resources Corporation	9.6%
Energy Transfer, L.P.	9.5%
Cheniere Energy, Inc.	8.3%
Venture Global, Inc., Class A	8.2%
MPLX, L.P.	4.7%
Kinetik Holdings, Inc.	4.6%
Western Midstream Partners, L.P.	4.6%
Plains GP Holdings, L.P., Class A	4.5%
Williams Companies, Inc. (The)	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Energy Infrastructure Fund - Class I (MLXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-MLXIX

Catalyst Insider Buying Fund

Class A (INSAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.53%

How did the Fund perform during the reporting period?

Over the past year, the Fund witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, the Fund focused on insider buying at companies that, in the Adviser’s opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2026. The common stock portfolio’s performance includes relative outperformance from holdings in the Information Technology and Industrials sectors and relative underperformance from holdings in the Consumer Discretionary and Consumer Staples sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the commodity carry strategy, which struggled due to a dramatic dislocation in the energy futures markets during Q1 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
Catalyst Insider Buying Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$21,333
$20,106
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Insider Buying Fund	Catalyst Insider Buying Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,425	$10,000
Jun-2017	$11,642	$10,972	$11,790
Jun-2018	$13,953	$13,151	$13,484
Jun-2019	$14,518	$13,683	$14,889
Jun-2020	$13,923	$13,123	$16,006
Jun-2021	$18,133	$17,090	$22,536
Jun-2022	$8,532	$8,041	$20,144
Jun-2023	$11,310	$10,660	$24,091
Jun-2024	$15,730	$14,826	$30,006
Jun-2025	$17,636	$16,621	$34,556
Jun-2026	$21,333	$20,106	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund
Without Load	20.96%	3.30%	7.87%
With Load	14.01%	2.09%	7.23%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.9%
Collateral for Securities Loaned
19.5%
Communications
16.9%
Health Care
16.4%
Financials
11.4%
Industrials
11.4%
Consumer Discretionary
5.2%
Energy
4.7%
Materials
3.2%
Utilities
1.4%
Money Market Funds
1.3%
Liabilities in Excess of Other Assets
-17.3%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	9.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Buying Fund - Class A (INSAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-INSAX

Catalyst Insider Buying Fund

Class C (INSCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.28%

How did the Fund perform during the reporting period?

Over the past year, the Fund witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, the Fund focused on insider buying at companies that, in the Adviser’s opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2026. The common stock portfolio’s performance includes relative outperformance from holdings in the Information Technology and Industrials sectors and relative underperformance from holdings in the Consumer Discretionary and Consumer Staples sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the commodity carry strategy, which struggled due to a dramatic dislocation in the energy futures markets during Q1 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$19,789
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,549	$11,790
Jun-2018	$13,744	$13,484
Jun-2019	$14,188	$14,889
Jun-2020	$13,511	$16,006
Jun-2021	$17,459	$22,536
Jun-2022	$8,158	$20,144
Jun-2023	$10,729	$24,091
Jun-2024	$14,812	$30,006
Jun-2025	$16,481	$34,556
Jun-2026	$19,789	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	20.07%	2.54%	7.06%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	9.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Buying Fund - Class C (INSCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-INSCX

Catalyst Insider Buying Fund

Class I (INSIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.28%

How did the Fund perform during the reporting period?

Over the past year, the Fund witnessed diverse insider buying across many sectors. With a wide range of insider buying opportunities to choose from, the Fund focused on insider buying at companies that, in the Adviser’s opinion, exhibit the highest quality earnings growth potential and revenue growth potential. The Fund’s common stock portfolio generated positive returns during the fiscal period ended June 30, 2026. The common stock portfolio’s performance includes relative outperformance from holdings in the Information Technology and Industrials sectors and relative underperformance from holdings in the Consumer Discretionary and Consumer Staples sectors. The Fund’s overlay component generated losses for the fiscal period primarily due to trading in the commodity carry strategy, which struggled due to a dramatic dislocation in the energy futures markets during Q1 2026.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Insider Buying Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$21,882
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Insider Buying Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,672	$11,790
Jun-2018	$14,025	$13,484
Jun-2019	$14,625	$14,889
Jun-2020	$14,070	$16,006
Jun-2021	$18,366	$22,536
Jun-2022	$8,666	$20,144
Jun-2023	$11,514	$24,091
Jun-2024	$16,049	$30,006
Jun-2025	$18,043	$34,556
Jun-2026	$21,882	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Insider Buying Fund	21.27%	3.57%	8.15%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$22,161,206
Number of Portfolio Holdings	76
Advisory Fee (net of waivers)	$49,622
Portfolio Turnover	171%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	82.3%
Money Market Funds	17.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.3%
Money Market Funds	1.3%
Utilities	1.4%
Materials	3.2%
Energy	4.7%
Consumer Discretionary	5.2%
Industrials	11.4%
Financials	11.4%
Health Care	16.4%
Communications	16.9%
Collateral for Securities Loaned	19.5%
Technology	25.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.5%
Space Exploration Technologies Corporation, CLASS A	10.5%
Micron Technology, Inc.	10.2%
Marathon Petroleum Corporation	4.6%
Natera, Inc.	4.4%
Comfort Systems USA, Inc.	4.4%
TransMedics Group, Inc.	3.9%
Meta Platforms, Inc., Class A	3.9%
Fortinet, Inc.	3.5%
Amazon.com, Inc.	3.4%

Derivative Exposure by Notional Value

Table Summary
Value	Value
Swap	9.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst Insider Buying Fund - Class I (INSIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Catalyst Insider Buying Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-INSIX

Catalyst Tactical Allocation Fund

Class A (CLTAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$172	1.54%

How did the Fund perform during the reporting period?

Fund performance for the fiscal year ended June 30, 2026, was largely shaped by continued equity market strength, with the Fund’s risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning generally led to greater upside participation during rising markets and reduced exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of AI and AI-adjacent stocks in the Technology and Industrials sectors; the Fund’s equity portfolio, which is typically characterized by high active share and conviction-based positioning, maintained exposure to these sectors, which allowed the Fund to participate in the rally’s strongest segments. The Fund’s positive performance during the fiscal year was primarily driven by overweight positioning within the Technology and Industrials sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Tactical Allocation Fund
Catalyst Tactical Allocation Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$21,440
$20,212
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Tactical Allocation Fund	Catalyst Tactical Allocation Fund - with load	S&P 500® Index
Jun-2016	$10,000	$9,428	$10,000
Jun-2017	$11,583	$10,920	$11,790
Jun-2018	$13,552	$12,776	$13,484
Jun-2019	$12,642	$11,919	$14,889
Jun-2020	$12,733	$12,004	$16,006
Jun-2021	$18,139	$17,100	$22,536
Jun-2022	$14,633	$13,795	$20,144
Jun-2023	$15,195	$14,325	$24,091
Jun-2024	$16,813	$15,851	$30,006
Jun-2025	$17,438	$16,439	$34,556
Jun-2026	$21,440	$20,212	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Tactical Allocation Fund
Without Load	22.95%	3.40%	7.92%
With Load	15.85%	2.18%	7.29%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 36.7%
Industrials 22.7%
Consumer Discretionary 10.7%
Communications 9.2%
Health Care 7.0%
Consumer Staples 6.8%
Financials 5.9%
Money Market Funds 1.0%

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

Catalyst Tactical Allocation Fund - Class A (CLTAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CLTAX

Catalyst Tactical Allocation Fund

Class C (CLTCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$254	2.29%

How did the Fund perform during the reporting period?

Fund performance for the fiscal year ended June 30, 2026, was largely shaped by continued equity market strength, with the Fund’s risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning generally led to greater upside participation during rising markets and reduced exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of AI and AI-adjacent stocks in the Technology and Industrials sectors; the Fund’s equity portfolio, which is typically characterized by high active share and conviction-based positioning, maintained exposure to these sectors, which allowed the Fund to participate in the rally’s strongest segments. The Fund’s positive performance during the fiscal year was primarily driven by overweight positioning within the Technology and Industrials sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Tactical Allocation Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$19,902
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Tactical Allocation Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,499	$11,790
Jun-2018	$13,352	$13,484
Jun-2019	$12,359	$14,889
Jun-2020	$12,355	$16,006
Jun-2021	$17,478	$22,536
Jun-2022	$13,993	$20,144
Jun-2023	$14,420	$24,091
Jun-2024	$15,835	$30,006
Jun-2025	$16,309	$34,556
Jun-2026	$19,902	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Tactical Allocation Fund	22.03%	2.63%	7.12%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

Catalyst Tactical Allocation Fund - Class C (CLTCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CLTCX

Catalyst Tactical Allocation Fund

Class I (CLTIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst Tactical Allocation Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.29%

How did the Fund perform during the reporting period?

Fund performance for the fiscal year ended June 30, 2026, was largely shaped by continued equity market strength, with the Fund’s risk model maintaining a positive signal throughout most of the period. This supported a full equity allocation, consistent with the strategy’s systematic approach to trend and volatility. As in prior years, this positioning generally led to greater upside participation during rising markets and reduced exposure during pullbacks.

Equity markets posted strong gains, led by a narrow group of AI and AI-adjacent stocks in the Technology and Industrials sectors; the Fund’s equity portfolio, which is typically characterized by high active share and conviction-based positioning, maintained exposure to these sectors, which allowed the Fund to participate in the rally’s strongest segments. The Fund’s positive performance during the fiscal year was primarily driven by overweight positioning within the Technology and Industrials sectors.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst Tactical Allocation Fund
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$42,271
$21,983
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst Tactical Allocation Fund	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,614	$11,790
Jun-2018	$13,620	$13,484
Jun-2019	$12,731	$14,889
Jun-2020	$12,861	$16,006
Jun-2021	$18,373	$22,536
Jun-2022	$14,855	$20,144
Jun-2023	$15,457	$24,091
Jun-2024	$17,150	$30,006
Jun-2025	$17,836	$34,556
Jun-2026	$21,983	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst Tactical Allocation Fund	23.25%	3.65%	8.20%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$17,336,332
Number of Portfolio Holdings	25
Advisory Fee (net of waivers)	$54,964
Portfolio Turnover	37%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.0%
Money Market Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	1.0%
Financials	5.9%
Consumer Staples	6.8%
Health Care	7.0%
Communications	9.2%
Consumer Discretionary	10.7%
Industrials	22.7%
Technology	36.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
KLA Corporation	9.4%
Vertiv Holdings Company, Class A	7.3%
Alphabet, Inc., Class A	5.1%
Apple, Inc.	5.1%
Marriott International Inc, Class A	5.0%
Bank of New York Mellon Corporation (The)	4.9%
Cadence Design Systems, Inc.	4.7%
NVIDIA Corporation	4.6%
Howmet Aerospace, Inc.	4.5%
Waste Management, Inc.	4.2%

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2026 at www.catalystmf.com or upon request by calling 1-866-447-4228. Effective January 29, 2026, the Fund’s name changed to “Catalyst Tactical Allocation Fund.” Also, effective January 29, 2026, Lyons Wealth Management, LLC no longer serves as the sub-advisor of the Fund. David Miller, Chief Investment Officer and Senior Portfolio Manager of the Fund’s investment adviser, Catalyst Capital Advisors LLC, and Charles Ashley, Portfolio Manager of the Advisor, are Portfolio Managers of the Fund.

Catalyst Tactical Allocation Fund - Class I (CLTIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CLTIX

Catalyst/MAP Global Equity Fund

Class A (CAXAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.22%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks. The group weakened late in the year amid high valuations and greater volatility, which we believe was amplified by increased investor leverage.

The S&P 500 remains unusually concentrated and has limited exposure to traditionally defensive sectors, including consumer staples, healthcare, real estate, and utilities. In our view, the current environment resembles the dot-com period, when enthusiasm for a major technology shift drove a narrow group of stocks sharply higher and crowded out broader market participation.

Expectations for higher rates have generally supported the U.S. dollar, but we view this as a short-term move rather than the start of a durable trend. A strong dollar creates challenges for U.S. industry, while many global central banks are also planning to reduce dollar allocations over the coming decade. Over the next several years, we continue to believe the dollar will trend lower, which should favor global equities.

Looking ahead, we remain grounded in the principles that have guided our process for decades. We are not trying to predict short-term outcomes. Instead, we continue to seek quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
Catalyst/MAP Global Equity Fund - with load
MSCI All Country World Index
MSCI ACWI VALUE Gross (USD)
$40,000
$32,000
$24,000
$16,000
$8,000
$34,951
$28,094
$24,915
$23,483
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/MAP Global Equity Fund	Catalyst/MAP Global Equity Fund - with load	MSCI All Country World Index	MSCI ACWI VALUE Gross (USD)
Jun-2016	$10,000	$9,425	$10,000	$10,000
Jun-2017	$11,873	$11,190	$11,942	$11,983
Jun-2018	$12,882	$12,141	$13,293	$12,721
Jun-2019	$13,577	$12,796	$14,133	$13,374
Jun-2020	$12,653	$11,925	$14,507	$11,882
Jun-2021	$16,588	$15,634	$20,291	$16,554
Jun-2022	$15,359	$14,476	$17,173	$15,318
Jun-2023	$16,534	$15,584	$20,115	$16,976
Jun-2024	$18,062	$17,024	$24,123	$19,481
Jun-2025	$20,985	$19,778	$28,149	$22,687
Jun-2026	$24,915	$23,483	$34,951	$28,094

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund
Without Load	18.73%	8.48%	9.56%
With Load	11.90%	7.20%	8.91%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%
MSCI All Country World Index	24.16%	11.49%	13.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Staples 18.7%
Technology 18.7%
Communications 12.2%
Health Care 12.0%
Materials 6.0%
Industrials 5.9%
Financials 5.5%
Utilities 4.3%
Consumer Discretionary 4.2%
Commodity 4.0%
Money Market Funds 3.7%
Energy 3.4%
Fixed Income 1.5%

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Equity Fund - Class A (CAXAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CAXAX

Catalyst/MAP Global Equity Fund

Class C (CAXCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$215	1.97%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks. The group weakened late in the year amid high valuations and greater volatility, which we believe was amplified by increased investor leverage.

The S&P 500 remains unusually concentrated and has limited exposure to traditionally defensive sectors, including consumer staples, healthcare, real estate, and utilities. In our view, the current environment resembles the dot-com period, when enthusiasm for a major technology shift drove a narrow group of stocks sharply higher and crowded out broader market participation.

Expectations for higher rates have generally supported the U.S. dollar, but we view this as a short-term move rather than the start of a durable trend. A strong dollar creates challenges for U.S. industry, while many global central banks are also planning to reduce dollar allocations over the coming decade. Over the next several years, we continue to believe the dollar will trend lower, which should favor global equities.

Looking ahead, we remain grounded in the principles that have guided our process for decades. We are not trying to predict short-term outcomes. Instead, we continue to seek quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI VALUE Gross (USD)
MSCI All Country World Index
$40,000
$32,000
$24,000
$16,000
$8,000
$34,951
$28,094
$23,091
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/MAP Global Equity Fund	MSCI ACWI VALUE Gross (USD)	MSCI All Country World Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,769	$11,983	$11,942
Jun-2018	$12,679	$12,721	$13,293
Jun-2019	$13,259	$13,374	$14,133
Jun-2020	$12,260	$11,882	$14,507
Jun-2021	$15,959	$16,554	$20,291
Jun-2022	$14,672	$15,318	$17,173
Jun-2023	$15,669	$16,976	$20,115
Jun-2024	$16,985	$19,481	$24,123
Jun-2025	$19,597	$22,687	$28,149
Jun-2026	$23,091	$28,094	$34,951

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	17.83%	7.67%	8.73%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%
MSCI All Country World Index	24.16%	11.49%	13.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Equity Fund - Class C (CAXCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CAXCX

Catalyst/MAP Global Equity Fund

Class I (CAXIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	0.97%

How did the Fund perform during the reporting period?

The Fund underperformed its benchmarks for the fiscal year ended June 30, 2026, as several factors that had supported global market outperformance relative to the U.S. reversed following renewed conflict in the Middle East. The U.S.-Iran conflict helped lift the U.S. dollar from its lows against a basket of global currencies, raised energy prices and headline inflation, and kept bond yields elevated.

Technology was a significant contributor to performance, as extraordinary demand for AI lifted semiconductors and related hardware stocks. As of June 30, semiconductors accounted for nearly 20% of the S&P 500, surpassing prior market peaks. The group weakened late in the year amid high valuations and greater volatility, which we believe was amplified by increased investor leverage.

The S&P 500 remains unusually concentrated and has limited exposure to traditionally defensive sectors, including consumer staples, healthcare, real estate, and utilities. In our view, the current environment resembles the dot-com period, when enthusiasm for a major technology shift drove a narrow group of stocks sharply higher and crowded out broader market participation.

Expectations for higher rates have generally supported the U.S. dollar, but we view this as a short-term move rather than the start of a durable trend. A strong dollar creates challenges for U.S. industry, while many global central banks are also planning to reduce dollar allocations over the coming decade. Over the next several years, we continue to believe the dollar will trend lower, which should favor global equities.

Looking ahead, we remain grounded in the principles that have guided our process for decades. We are not trying to predict short-term outcomes. Instead, we continue to seek quality businesses at attractive valuations while managing risk with discipline.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/MAP Global Equity Fund
MSCI ACWI VALUE Gross (USD)
MSCI All Country World Index
$40,000
$32,000
$24,000
$16,000
$8,000
$34,951
$28,094
$25,553
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Catalyst/MAP Global Equity Fund	MSCI ACWI VALUE Gross (USD)	MSCI All Country World Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,891	$11,983	$11,942
Jun-2018	$12,944	$12,721	$13,293
Jun-2019	$13,682	$13,374	$14,133
Jun-2020	$12,780	$11,882	$14,507
Jun-2021	$16,796	$16,554	$20,291
Jun-2022	$15,594	$15,318	$17,173
Jun-2023	$16,827	$16,976	$20,115
Jun-2024	$18,432	$19,481	$24,123
Jun-2025	$21,462	$22,687	$28,149
Jun-2026	$25,553	$28,094	$34,951

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Catalyst/MAP Global Equity Fund	19.06%	8.76%	9.84%
MSCI ACWI VALUE Gross (USD)	23.83%	11.16%	10.88%
MSCI All Country World Index	24.16%	11.49%	13.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-866-447-4228.

Fund Statistics

Table Summary
Net Assets	$95,422,031
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$568,977
Portfolio Turnover	30%

Fund Statistics

Table Summary
Value	Value
Common Stocks	88.2%
Exchange-Traded Funds	5.5%
Money Market Funds	3.7%
Preferred Stocks	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Fixed Income	1.5%
Energy	3.4%
Money Market Funds	3.7%
Commodity	4.0%
Consumer Discretionary	4.2%
Utilities	4.3%
Financials	5.5%
Industrials	5.9%
Materials	6.0%
Health Care	12.0%
Communications	12.2%
Technology	18.7%
Consumer Staples	18.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Applied Materials, Inc.	6.0%
SPDR Gold MiniShares Trust	4.0%
First American Treasury Obligations Fund, Class X	3.7%
Nestle S.A. - ADR	3.6%
Chevron Corporation	3.4%
Sanofi - ADR	3.2%
Alphabet, Inc., C	3.0%
Tetra Tech, Inc.	2.9%
Takeda Pharmaceutical Company Ltd. - ADR	2.8%
Micron Technology, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Catalyst/MAP Global Equity Fund - Class I (CAXIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-CAXIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026        $36,303

2025        $36,897

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026        $14,556

2025        $14,347

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

ANNUAL FINANCIAL STATEMENTS
AND
ADDITIONAL INFORMATION

Catalyst Insider Buying Fund
(INSAX, INSCX, INSIX)
Catalyst Energy Infrastructure Fund
(MLXAX, MLXCX, MLXIX)
Catalyst/MAP Global Equity Fund
(CAXAX, CAXCX, CAXIX)
Catalyst Tactical Allocation Fund
formerly, “Catalyst/Lyons Tactical Allocation Fund”
(CLTAX, CLTCX, CLTIX)
Catalyst Dynamic Alpha Fund
(CPEAX, CPECX, CPEIX)

June 30, 2026

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 17

Statements of Operations	Page 19

Statements of Changes in Net Assets	Page 21

Financial Highlights	Page 23

Notes to Financial Statements	Page 33

Report of Independent Registered Public Accounting Firm	Page 47

Additional Information	Page 48

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 0.9%
500	Howmet Aerospace, Inc.	$134,430
420	TAT Technologies Ltd.(a),(g)	20,257
26	TransDigm Group, Inc.(g)	34,633
		189,320
	ASSET MANAGEMENT - 2.6%
595	LPL Financial Holdings, Inc.	167,600
1,470	Raymond James Financial, Inc.	223,483
1,820	Robinhood Markets, Inc., Class A(a)	182,510
		573,593
	AUTOMOTIVE - 0.2%
700	XPEL, Inc.(a)	34,720

	BIOTECH & PHARMA - 8.4%
100	Corcept Therapeutics, Inc.(a)	8,695
610	Eli Lilly & Company	731,652
7,725	Teva Pharmaceutical Industries Ltd. - ADR(a),(g)	261,723
13,065	TransMedics Group, Inc.(a),(g)	867,778
		1,869,848
	CABLE & SATELLITE - 10.5%
13,550	Space Exploration Technologies Corporation, CLASS A(a),(g),(h)	2,315,153

	E-COMMERCE DISCRETIONARY - 4.3%
3,140	Amazon.com, Inc.(a)	748,387
125	MercadoLibre, Inc.(a)	212,174
		960,561
	ELECTRIC UTILITIES - 1.4%
780	Talen Energy Corporation(a)	299,723

	ELECTRICAL EQUIPMENT - 0.7%
490	Bloom Energy Corporation, Class A(a)	148,323

	ENGINEERING & CONSTRUCTION - 9.8%
485	Comfort Systems USA, Inc.	961,245
3,480	Fluor Corporation(a),(g)	182,317

The accompanying notes are an integral part of these financial statements

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	ENGINEERING & CONSTRUCTION - 9.8% (Continued)
220	IES Holdings, Inc.(a),(g)	$161,625
590	Quanta Services, Inc.	424,824
550	Sterling Infrastructure, Inc.(a)	461,648
		2,191,659
	HEALTH CARE FACILITIES & SERVICES - 2.6%
140	Ensign Group, Inc. (The)	22,442
1,025	Medpace Holdings, Inc.(a),(g)	542,830
		565,272
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
410	Intercontinental Exchange, Inc.	50,475
420	Nasdaq, Inc.	33,104
3,441	StoneX Group, Inc.(a)	407,759
		491,338
	INSURANCE - 6.2%
420	Brown & Brown, Inc.	26,943
10,150	International General Insurance Holdings Ltd.	265,626
1,675	Kinsale Capital Group, Inc.	552,431
4,095	Palomar Holdings, Inc.(a)	517,567
		1,362,567
	INTERNET MEDIA & SERVICES - 6.4%
460	Alphabet, Inc., Class A	164,390
1,530	Meta Platforms, Inc., Class A	861,834
4,450	Opera Ltd. - ADR	88,244
480	Spotify Technology S.A.(a)	220,382
1,205	Uber Technologies, Inc.(a)	86,953
		1,421,803
	MEDICAL EQUIPMENT & DEVICES - 5.4%
1,200	Dexcom, Inc.(a)	80,820
1,600	Globus Medical, Inc., Class A(a)	126,416
290	LeMaitre Vascular, Inc.(g)	27,828
3,575	Natera, Inc.(a)	970,434
		1,205,498
	METALS & MINING - 3.2%
2,820	Cameco Corporation	287,245

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	METALS & MINING - 3.2% (Continued)
6,750	Freeport-McMoRan, Inc.	$424,508
		711,753
	OIL & GAS PRODUCERS - 4.7%
3,975	Marathon Petroleum Corporation	1,016,288
50	Murphy USA, Inc.(g)	26,944
		1,043,232
	RETAIL - DISCRETIONARY - 0.6%
5	AutoZone, Inc.(a)	15,980
1,265	O’Reilly Automotive, Inc.(a)	116,494
		132,474
	SEMICONDUCTORS - 11.1%
130	Broadcom, Inc.	49,108
990	Lattice Semiconductor Corporation(a)	151,430
1,955	Micron Technology, Inc.	2,256,636
		2,457,174
	SOFTWARE - 10.9%
700	AvePoint, Inc.(a)	7,847
1,945	Cloudflare, Inc., Class A(a)	477,069
5,075	Fortinet, Inc.(a)	779,621
1,830	GigaCloud Technology, Inc., Class A(a),(g)	57,828
120	Intuit, Inc.	31,320
80	Microsoft Corporation	29,842
1,131	Palo Alto Networks, Inc.(a)	385,693
280	Qualys, Inc.(a),(g)	38,497
250	Rubrik, Inc., Class A(a),(g)	20,070
200	Samsara, Inc., Class A(a),(g)	6,486
2,460	ServiceNow, Inc.(a)	244,229
395	Synopsys, Inc.(a)	176,198
8,500	Zeta Global Holdings Corporation, Class A(a),(g)	167,280
		2,421,980
	SPECIALTY FINANCE - 0.3%
200	Dave, Inc.(a),(g)	74,518

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 96.5% (Continued)
	TECHNOLOGY HARDWARE - 1.3%
670	Arista Networks, Inc.(a)			$113,820
460	Celestica, Inc.(a)			167,808
				281,628
	TECHNOLOGY SERVICES - 2.7%
330	IREN Ltd.(a),(g)			15,091
631	Mastercard, Inc., Class A			324,082
60	MSCI, Inc.(g)			33,602
2,790	Nayax Ltd.(a)			182,773
1,040	Toast, Inc., Class A(a)			28,933
90	Visa, Inc., Class A			30,878
				615,359
	WHOLESALE - DISCRETIONARY - 0.1%
960	Climb Global Solutions, Inc.			22,281
135	Copart, Inc.(a)			3,806
				26,087

	TOTAL COMMON STOCKS (Cost $18,132,841)			21,393,583

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 1.8%(c)
	U.S. TREASURY BILLS — 1.8%(b)
413,000	United States Treasury Bill(c),(d)	—	01/21/27	$404,419

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $405,230)			404,419

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 20.8%
	COLLATERAL FOR SECURITIES LOANED - 19.5%
4,311,822	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $4,311,822)(e),(f)			4,311,822

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 20.8% (Continued)
	MONEY MARKET FUND - 1.3% (Continued)
294,013	First American Treasury Obligations Fund, Class X, 3.57% (Cost $294,013)(e)	$294,013

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,605,835)	4,605,835

	TOTAL INVESTMENTS - 119.1% (Cost $23,143,906)	$26,403,837
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.1)%	(4,242,631)
	NET ASSETS - 100.0%	$22,161,206

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

S.A.	- Société Anonyme

(a)	Non income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(f)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $4,311,822 at June 30, 2026.

(g)	All or a portion of this security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $4,271,081.

(h)	Illiquid security.

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

TOTAL RETURN SWAP - 0.1% +

		Payment	Pay Fixed	Upfront				Unrealized
Shares	Reference Entity	Frequency	Rate	Payments	Counterparty	Maturity	Notional Amount	Appreciation
1,100	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	8/31/2026	2,008,866	$21,107
								$21,107

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO is comprised of five rules-based index components created by CIBC. *

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

The accompanying notes are an integral part of these financial statements.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1%
	OIL & GAS PRODUCERS - 100.1%
134,301	Cheniere Energy, Inc.	$32,099,282
90,364	DT Midstream, Inc.	13,260,013
292,653	Enbridge, Inc.	15,864,719
1,939,020	Energy Transfer, L.P.	37,074,062
467,740	Enterprise Products Partners, L.P.	17,194,122
156,351	Hess Midstream, L.P., Class A	5,878,798
524,961	Kinder Morgan, Inc.	16,783,003
370,630	Kinetik Holdings, Inc.	17,916,254
321,208	MPLX, L.P.	18,093,647
5,216,592	NextDecade Corporation(a)	39,333,105
197,216	ONEOK, Inc.	17,145,959
342,181	Pembina Pipeline Corporation	15,825,871
718,163	Plains GP Holdings, L.P., Class A	17,429,816
114,629	South Bow Corporation	4,039,526
139,120	Targa Resources Corporation	37,303,637
251,105	TC Energy Corporation	16,645,750
2,881,323	Venture Global, Inc., Class A	32,069,125
406,912	Western Midstream Partners, L.P.	17,806,469
234,285	Williams Companies, Inc. (The)	17,416,747
		389,179,905

	TOTAL COMMON STOCKS (Cost $261,743,233)	389,179,905

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.0%(b)
157,265	First American Treasury Obligations Fund, Class X, 3.57% (Cost $157,265)(c)	157,265

	TOTAL INVESTMENTS - 100.1% (Cost $261,900,498)	$389,337,170
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(368,280)
	NET ASSETS - 100.0%	$388,968,890

L.P.	- Limited Partnership

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2%
	AEROSPACE & DEFENSE - 0.9%
4,000	Honeywell Aerospace Inc.(a),(b)	$884,320

	APPAREL & TEXTILE PRODUCTS - 0.7%
1,000	LVMH Moet Hennessy Louis Vuitton S.E.	552,815
1,200	LVMH Moet Hennessy Louis Vuitton SE - ADR	132,720
		685,535
	BEVERAGES - 1.6%
125,000	Arca Continental COM NPV	1,494,620

	BIOTECH & PHARMA - 9.7%
4,052	Johnson & Johnson	1,029,086
15,718	Novartis A.G. - ADR	2,463,325
71,500	Sanofi - ADR	3,050,190
169,000	Takeda Pharmaceutical Company Ltd. - ADR	2,709,070
		9,251,671
	CHEMICALS - 2.2%
62,500	Mosaic Company (The)	1,324,375
8,765	Solstice Advanced Materials, Inc.	776,579
		2,100,954
	E-COMMERCE DISCRETIONARY - 1.3%
5,198	Amazon.com, Inc.(a)	1,238,891

	ELECTRICAL EQUIPMENT - 2.1%
2,602	Eaton Corporation PLC	1,108,764
4,000	Honeywell International, Inc. (b)	895,600
		2,004,364
	ENGINEERING & CONSTRUCTION - 2.9%
94,700	Tetra Tech, Inc.	2,735,883

	ENTERTAINMENT CONTENT - 1.9%
710,000	Vivendi S.A.	1,751,285
25,500	Vivendi S.A. - ADR	61,455
		1,812,740

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	FOOD - 5.0%
384,700	GrainCorp Ltd.	$1,307,091
33,500	Nestle S.A. - ADR	3,440,115
		4,747,206
	GAS & WATER UTILITIES - 4.3%
82,010	MDU Resources Group, Inc.	1,739,432
30,000	National Fuel Gas Company	2,316,300
		4,055,732
	HOUSEHOLD PRODUCTS - 2.6%
40,502	Unilever plc - ADR	2,434,980

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
5,375	CME Group, Inc.	1,186,961
75,000	Japan Exchange Group, Inc.	943,359
		2,130,320
	INSURANCE - 2.9%
6,077	Aon PLC, Class A	2,015,680
1,473	Berkshire Hathaway, Inc., Class B(a)	737,074
		2,752,754
	INTERNET MEDIA & SERVICES - 6.2%
8,124	Alphabet, Inc., Class C	2,870,453
3,590	Meta Platforms, Inc., Class A	2,022,211
14,980	Uber Technologies, Inc.(a)	1,080,957
		5,973,621
	LEISURE FACILITIES & SERVICES - 1.3%
164,640	Arcos Dorados Holdings, Inc., Class A	1,326,998

	MEDICAL EQUIPMENT & DEVICES - 2.2%
27,650	Medtronic PLC	2,163,060

	METALS & MINING - 3.8%
23,200	Freeport-McMoRan, Inc.	1,459,048
188,340	Grupo Mexico S.A.B. de C.V.	2,128,132
		3,587,180

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	OIL & GAS PRODUCERS - 3.4%
19,500	Chevron Corporation	$3,232,320

	RETAIL - CONSUMER STAPLES - 4.4%
217,400	Tesco PLC	1,322,723
423,500	Wal-Mart de Mexico SAB de CV	1,241,244
14,800	Walmart, Inc.	1,676,247
		4,240,214
	RETAIL - DISCRETIONARY - 0.8%
2,104	Home Depot, Inc. (The)	742,039

	SEMICONDUCTORS - 12.4%
7,854	Applied Materials, Inc.	5,678,442
2,300	Micron Technology, Inc.	2,654,867
5,500	Tokyo Electron Ltd.	2,609,882
4,000	Tokyo Electron Ltd. - ADR	972,040
		11,915,231
	SOFTWARE - 2.5%
6,304	Microsoft Corporation	2,351,518

	SPECIALTY FINANCE - 0.4%
8,688	Fidelity National Information Services, Inc.	337,789

	TECHNOLOGY HARDWARE - 2.0%
15,900	Cisco Systems, Inc.	1,867,614

	TECHNOLOGY SERVICES - 1.8%
5,000	Visa, Inc., Class A	1,715,450

	TELECOMMUNICATIONS - 4.1%
106,195	Orange S.A. - ADR	1,998,590
44,000	Verizon Communications, Inc.	1,862,960
		3,861,550

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 88.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.6%
23,000	Bunge Global S.A.	$2,454,790

	TOTAL COMMON STOCKS (Cost $59,815,845)	84,099,344

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.5%
	COMMODITY - 4.0%
48,400	SPDR Gold MiniShares Trust(a)	3,843,928

	FIXED INCOME - 1.5%
15,500	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	1,420,420

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,267,114)	5,264,348

	PREFERRED STOCKS — 2.6%
	HOUSEHOLD PRODUCTS — 2.6%
30,000	Henkel A.G. & Company KGaA	2,519,356

	TOTAL PREFERRED STOCKS (Cost $2,408,923)	2,519,356

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
3,523,625	First American Treasury Obligations Fund, Class X, 3.57% (Cost $3,523,625)(c)	3,523,625

	TOTAL INVESTMENTS - 100.0% (Cost $69,015,507)	$95,406,673
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	15,358
	NET ASSETS - 100.0%	$95,422,031

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NPV	- No Par Value

PLC	- Public Limited Company

S.A.	- Société Anonyme

SAB de CV	- Sociedad Anonima Bursatil de Capital Variable

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Illiquid security.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 7.7%
2,948	Howmet Aerospace, Inc.	$792,599
2,900	RTX Corporation	550,217
		1,342,816
	ASSET MANAGEMENT - 1.1%
1,858	Robinhood Markets, Inc., Class A(a)	186,320

	COMMERCIAL SUPPORT SERVICES - 4.2%
3,285	Waste Management, Inc.	732,161

	DIVERSIFIED INDUSTRIALS - 3.5%
613	Parker-Hannifin Corporation	599,588

	ELECTRICAL EQUIPMENT - 7.3%
3,765	Vertiv Holdings Company, Class A	1,260,597

	HEALTH CARE FACILITIES & SERVICES - 7.0%
1,712	HCA Healthcare, Inc.	667,492
714	McKesson Corporation	539,498
		1,206,990
	INSTITUTIONAL FINANCIAL SERVICES - 4.9%
5,850	Bank of New York Mellon Corporation (The)	845,969

	INTERNET MEDIA & SERVICES - 9.2%
2,491	Alphabet, Inc., Class A	890,208
1,254	Meta Platforms, Inc., Class A	706,366
		1,596,574
	LEISURE FACILITIES & SERVICES - 6.8%
2,327	Marriott International Inc, Class A	862,363
3,198	Wynn Resorts Ltd.	310,494
		1,172,857
	RETAIL - CONSUMER STAPLES - 2.6%
3,850	Dollar General Corporation	443,174

The accompanying notes are an integral part of these financial statements.

CATALYST TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	RETAIL - DISCRETIONARY - 3.9%
214	AutoZone, Inc.(a)	$683,931

	SEMICONDUCTORS - 17.3%
1,570	Broadcom, Inc.	593,068
5,390	KLA Corporation	1,626,217
4,001	NVIDIA Corporation	800,560
		3,019,845
	SOFTWARE - 10.8%
2,172	Cadence Design Systems, Inc.(a)	815,195
1,910	Microsoft Corporation	712,468
3,000	Palantir Technologies, Inc., Class A(a)	350,010
		1,877,673
	TECHNOLOGY HARDWARE - 8.5%
3,045	Apple, Inc.	881,101
3,440	Arista Networks, Inc.(a)	584,387
		1,465,488
	WHOLESALE - CONSUMER STAPLES - 4.2%
6,526	Performance Food Group Company 144A(a),(b)	729,541

	TOTAL COMMON STOCKS (Cost $12,032,101)	17,163,524

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
177,081	First American Treasury Obligations Fund, Class X, 3.57% (Cost $177,081)(c)	177,081

	TOTAL INVESTMENTS - 100.0% (Cost $12,209,182)	$17,340,605
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,273)
	NET ASSETS - 100.0%	$17,336,332

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $729,541 or 4.2% of net assets.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 2.4%
7,925	Woodward, Inc.	$3,371,612

	APPAREL & TEXTILE PRODUCTS - 3.2%
11,025	Ralph Lauren Corporation	4,425,545

	BANKING - 3.2%
47,850	HSBC Holdings plc - ADR(d)	4,550,057

	BIOTECH & PHARMA - 2.7%
24,600	Novartis A.G. - ADR(d)	3,855,312

	CHEMICALS - 0.9%
17,490	Sociedad Quimica y Minera de Chile S.A. - ADR	1,294,960

	ELECTRICAL EQUIPMENT - 11.6%
51,050	Amphenol Corporation, Class A	9,001,135
11,190	BWX Technologies, Inc.	2,178,134
39,500	Cognex Corporation	2,860,590
19,850	Nextpower, Inc., Class A(a),(d)	2,364,929
		16,404,788
	ENGINEERING & CONSTRUCTION - 7.3%
5,000	EMCOR Group, Inc.	4,149,400
7,275	Sterling Infrastructure, Inc.(a)	6,106,344
		10,255,744
	HEALTH CARE FACILITIES & SERVICES - 5.2%
19,150	Cardinal Health, Inc.	4,549,274
12,900	Quest Diagnostics, Inc.	2,734,155
		7,283,429
	INSTITUTIONAL FINANCIAL SERVICES - 5.7%
4,800	Evercore, Inc., Class A	1,638,912
31,500	Interactive Brokers Group, Inc., Class A	2,741,760
21,725	State Street Corporation	3,684,560
		8,065,232

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INTERNET MEDIA & SERVICES - 5.7%
22,575	Alphabet, Inc., Class A	$8,067,628

	METALS & MINING - 3.0%
44,125	Alcoa Corporation	2,300,678
51,100	Barrick Mining Corporation	1,876,903
		4,177,581
	OIL & GAS PRODUCERS - 3.3%
98,000	Cenovus Energy, Inc.(d)	2,431,379
8,350	Valero Energy Corporation	2,174,674
		4,606,053
	OIL & GAS SERVICES & EQUIPMENT - 2.6%
55,050	TechnipFMC plc	3,649,815

	RETAIL - DISCRETIONARY - 1.8%
12,170	Ross Stores, Inc.	2,590,385

	SEMICONDUCTORS - 16.1%
5,725	Micron Technology, Inc.	6,608,310
2,150	Monolithic Power Systems, Inc.	2,972,074
27,250	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	13,013,782
		22,594,166
	SOFTWARE - 1.5%
8,275	Datadog, Inc., Class A(a)	2,154,479

	TECHNOLOGY HARDWARE - 17.7%
51,275	Corning, Inc.	13,097,173
73,000	Flex Ltd.(a)	11,831,110
		24,928,283
	TRANSPORTATION & LOGISTICS - 1.8%
49,600	Southwest Airlines Company	2,550,432

	TRANSPORTATION EQUIPMENT - 1.3%
15,800	Allison Transmission Holdings, Inc.	1,781,292

The accompanying notes are an integral part of these financial statements.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.4%
33,250	US Foods Holding Corporation(a)	$3,399,814

	TOTAL COMMON STOCKS (Cost $77,318,636)	140,006,607

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.6%
	COLLATERAL FOR SECURITIES LOANED - 4.9%
6,850,903	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $6,850,903)(b),(c)	6,850,903

	MONEY MARKET FUNDS - 0.7%
1,053,857	First American Treasury Obligations Fund, Class X, 3.57% (Cost $1,053,857)(b)	1,053,857

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,904,760)	7,904,760

	TOTAL INVESTMENTS - 105.0% (Cost $85,223,396)	$147,911,367
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%	(7,009,591)
	NET ASSETS - 100.0%	$140,901,776

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $6,850,903 at June 30, 2026.

(d)	All or a portion of this security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $6,856,715.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2026

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
ASSETS:
Investment in Securities, at Cost	$23,143,906	$261,900,498	$69,015,507
Investment in Securities, at Value	$26,403,837	$389,337,170	$95,406,673
Cash	54,558	—	—
Unrealized appreciation on swap contracts	21,107	—	—
Receivable for securities sold	620,901	524,707	—
Receivable for Fund shares sold	110	119,057	12,474
Dividends and interest receivable	2,558	263,937	197,019
Prepaid expenses and other assets	25,782	45,292	26,731
Total Assets	27,128,853	390,290,163	95,642,897

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $4,271,081, $0, $0)	4,311,822	—	—
Payable for securities purchased	619,603	—	—
Payable for Fund shares redeemed	5,646	172,612	113,142
Dividends payable	—	—	2,535
Line of credit outstanding	—	587,000	—
Investment advisory fees payable	4,588	391,837	47,863
Trustee fee payable	4,202	4,198	4,207
Payable to related parties	3,390	16,399	8,782
Compliance Officer fees payable	96	35	123
Accrued 12b-1 fees	3,084	60,158	14,538
Accrued expenses and other liabilities	15,216	89,034	29,676
Total Liabilities	4,967,647	1,321,273	220,866

Net Assets	$22,161,206	$388,968,890	$95,422,031

NET ASSETS CONSIST OF:
Paid in capital	$59,984,198	$221,213,014	$61,960,788
Accumulated earnings (deficits)	(37,822,992)	167,755,876	33,461,243
Net Assets	$22,161,206	$388,968,890	$95,422,031

Class A
Net Assets	$13,306,372	$45,296,684	$13,309,128
Shares of beneficial interest outstanding (a)	469,718	1,490,578	622,244
Net asset value per share (Net assets/shares outstanding)	$28.33	$30.39	$21.39
Maximum offering price per share (b)	$30.06	$32.24	$22.69
Minimum redemption price per share (c)	$28.05	$30.09	$21.18

Class C
Net Assets	$529,301	$30,985,792	$6,341,269
Shares of beneficial interest outstanding (a)	20,114	1,021,724	307,579
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$26.32	$30.33	$20.62

Class I
Net Assets	$8,325,533	$312,686,414	$75,771,634
Shares of beneficial interest outstanding (a)	285,262	10,235,206	3,529,828
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$29.19	$30.55	$21.47

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Continued)
June 30, 2026

	Catalyst	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
ASSETS:
Investment in Securities, at Cost	$12,209,182	$85,223,396
Investment in Securities, at Value	$17,340,605	$147,911,367
Receivable for Fund shares sold	6,957	131,649
Dividends and interest receivable	1,082	85,022
Prepaid expenses and other assets	30,897	33,152
Total Assets	17,379,541	148,161,190

LIABILITIES:
Payable upon return of securities loaned (Market value of securities on loan $0, $6,856,715)	—	6,850,903
Payable for Fund shares redeemed	6,957	207,593
Investment advisory fees payable	5,474	95,312
Trustee fee payable	4,199	4,196
Payable to related parties	3,707	8,262
Compliance Officer fees payable	164	41
Accrued 12b-1 fees	6,843	62,816
Accrued expenses and other liabilities	15,865	30,291
Total Liabilities	43,209	7,259,414

Net Assets	$17,336,332	$140,901,776

NET ASSETS CONSIST OF:
Paid in capital	$11,262,237	$74,179,111
Accumulated earnings	6,074,095	66,722,665
Net Assets	$17,336,332	$140,901,776

Class A
Net Assets	$7,262,692	$74,361,528
Shares of beneficial interest outstanding (a)	406,152	2,586,689
Net asset value per share (Net assets/shares outstanding)	$17.88	$28.75
Maximum offering price per share (b)	$18.97	$30.50
Minimum redemption price per share (c)	$17.70	$28.46

Class C
Net Assets	$4,107,280	$15,046,778
Shares of beneficial interest outstanding (a)	246,091	634,070
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$16.69	$23.73

Class I
Net Assets	$5,966,360	$51,493,470
Shares of beneficial interest outstanding (a)	331,406	1,735,658
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$18.00	$29.67

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2026

	Catalyst Insider	Catalyst Energy	Catalyst/MAP
	Buying Fund	Infrastructure Fund	Global Equity Fund
	(Consolidated)
Investment Income:
Dividend income	$77,863	$13,292,986	$2,060,709
Interest income	65,970	16,742	67,588
Securities lending - net	3,543	—	—
Foreign tax withheld	(2,189)	(413,964)	(207,589)
Total Investment Income	145,187	12,895,764	1,920,708

Operating Expenses:
Investment advisory fees	182,752	4,779,029	882,278
12b-1 fees:
Class A	30,008	103,915	31,108
Class C	5,972	297,634	61,467
Registration fees	46,143	96,754	35,624
Financial administration/Fund accounting fees	38,993	116,107	54,026
Legal fees	30,190	25,062	17,700
Networking fees	19,247	381,052	82,539
Trustee fees	16,927	16,898	16,849
Audit fees	8,623	16,650	10,533
Compliance officer fees	6,110	21,033	10,808
Transfer agent fees	4,614	18,050	10,596
Custody fees	3,946	19,700	14,885
Legal administration/Management services fees	3,072	63,704	14,835
Printing expense	2,657	78,303	5,737
Insurance expense	488	11,799	1,586
Interest expense	314	17,268	543
Other expense - excluded from the cap	—	—	6,628
Miscellaneous expense	3,489	11,246	2,899
Total Operating Expenses	403,545	6,074,204	1,260,641
Less: Fees waived by Advisor	(133,130)	(189,761)	(313,301)
Net Operating Expenses	270,415	5,884,443	947,340

Net Investment Income (Loss)	(125,228)	7,011,321	973,368

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	4,869,947	48,140,551	9,237,326
Swap contracts	(1,542,067)	—	—
Foreign currency transactions	—	(9,030)	(14,315)
Net realized gain	3,327,880	48,131,521	9,223,011

Net change in unrealized appreciation (depreciation) on:
Investments	205,368	(3,813,261)	4,977,027
Swap contracts	191,455	—	—
Foreign currency translations	—	—	(730)
Net change in unrealized appreciation (depreciation)	396,823	(3,813,261)	4,976,297

Net Realized and Unrealized Gain on Investments	3,724,703	44,318,260	14,199,308

Net Increase in Net Assets Resulting From Operations	$3,599,475	$51,329,581	$15,172,676

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Continued)
For the Year Ended June 30, 2026

	Catalyst	Catalyst
	Tactical	Dynamic Alpha
	Allocation Fund	Fund
Investment Income:
Dividend Income	$117,028	$1,131,426
Interest Income	2,838	22,820
Securities lending - net	—	28,352
Foreign tax withheld	—	(55,139)
Total Investment Income	119,866	1,127,459

Operating Expenses:
Investment advisory fees	225,702	1,208,950
12b-1 fees:
Class A	17,862	157,643
Class C	41,923	143,629
Registration fees	47,481	50,405
Legal fees	30,307	18,463
Financial administration/Fund accounting fees	28,075	53,978
Networking fees	18,316	90,139
Trustee fees	16,605	16,878
Compliance officer fees	9,541	13,979
Audit fees	7,162	11,578
Printing expense	4,106	8,733
Transfer agent fees	4,013	7,555
Custody fees	3,447	7,320
Legal administration/Management services fees	2,851	20,031
Interest expense	1,844	667
Insurance expense	656	3,601
Miscellaneous expense	3,458	3,535
Total Operating Expenses	463,349	1,817,084
Less: Fees waived by Advisor	(170,738)	(148,323)
Net Operating Expenses	292,611	1,668,761

Net Investment Loss	(172,745)	(541,302)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations:
Net realized gain (loss) from:
Investments	3,007,512	12,338,521
Foreign currency transactions	—	(165)
Net realized gain	3,007,512	12,338,356

Net change in unrealized appreciation (depreciation) on:
Investments	813,491	30,605,860
Net change in unrealized appreciation (depreciation)	813,491	30,605,860

Net Realized and Unrealized Gain on Investments	3,821,003	42,944,216

Net Increase in Net Assets Resulting From Operations	$3,648,258	$42,402,914

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Insider Buying Fund		Catalyst Energy Infrastructure Fund		Catalyst/MAP Global Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(Consolidated)	(Consolidated)
Operations:
Net investment income (loss)	$(125,228)	$(65,198)	$7,011,321	$7,483,028	$973,368	$2,780,826
Net realized gain	3,327,880	515,824	48,131,521	21,509,458	9,223,011	4,368,287
Net change in unrealized appreciation (depreciation)	396,823	1,365,287	(3,813,261)	35,759,225	4,976,297	4,412,695
Net increase in net assets resulting from operations	3,599,475	1,815,913	51,329,581	64,751,711	15,172,676	11,561,808

Distributions to Shareholders from:
Return of Capital
Class A	—	—	(826,005)	(1,020,695)	—	—
Class C	—	—	(551,223)	(699,729)	—	—
Class I	—	—	(7,179,217)	(8,729,385)	—	—
Accumulated Earnings
Class A	—	—	(2,411,611)	(978,847)	(751,842)	(764,665)
Class C	—	—	(1,533,245)	(736,722)	(339,352)	(475,280)
Class I	—	—	(17,540,706)	(7,070,098)	(4,339,980)	(4,660,904)

Total distributions to shareholders	—	—	(30,042,007)	(19,235,476)	(5,431,174)	(5,900,849)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,324,204	1,482,524	8,180,357	12,582,748	1,836,993	1,813,222
Class C	462,172	194,827	2,058,619	5,204,028	821,366	311,187
Class I	3,186,221	369,027	74,403,828	148,084,897	9,140,084	10,802,253
Reinvestment of distributions
Class A	—	—	2,733,159	1,622,944	656,304	625,586
Class C	—	—	1,860,825	1,213,939	322,670	446,025
Class I	—	—	22,277,058	13,690,993	4,002,008	4,330,854
Cost of shares redeemed
Class A	(1,696,580)	(1,873,834)	(10,307,257)	(12,334,211)	(1,765,336)	(2,442,345)
Class C	(591,345)	(1,321,167)	(7,083,301)	(8,786,483)	(1,556,073)	(2,181,927)
Class I	(832,305)	(2,578,833)	(155,103,207)	(73,672,871)	(8,138,531)	(14,236,964)
Net increase (decrease) in net assets from share transactions of beneficial interest	1,852,367	(3,727,456)	(60,979,919)	87,605,984	5,319,485	(532,109)

Total Increase (Decrease) in Net Assets	5,451,842	(1,911,543)	(39,692,345)	133,122,219	15,060,987	5,128,850

Net Assets:
Beginning of year	16,709,364	18,620,907	428,661,235	295,539,016	80,361,044	75,232,194
End of year	$22,161,206	$16,709,364	$388,968,890	$428,661,235	$95,422,031	$80,361,044

Share Activity:
Class A
Shares Sold	53,752	69,228	289,329	443,360	91,105	102,943
Shares Reinvested	—	—	103,680	59,009	33,848	35,547
Shares Redeemed	(70,076)	(89,229)	(374,142)	(448,834)	(87,291)	(132,863)
Net increase (decrease) in shares of Beneficial interest	(16,324)	(20,001)	18,867	53,535	37,662	5,627

Class C
Shares Sold	19,392	9,902	71,294	191,001	41,863	17,612
Shares Reinvested	—	—	71,235	44,338	17,200	26,177
Shares Redeemed	(26,507)	(66,038)	(262,176)	(321,354)	(80,051)	(126,774)
Net decrease in shares of Beneficial interest	(7,115)	(56,136)	(119,647)	(86,015)	(20,988)	(82,985)

Class I
Shares Sold	122,354	17,004	2,681,226	5,233,409	447,774	592,020
Shares Reinvested	—	—	841,526	494,314	205,971	245,855
Shares Redeemed	(33,514)	(120,029)	(5,654,093)	(2,645,363)	(398,626)	(791,231)
Net increase (decrease) in shares of Beneficial interest	88,840	(103,025)	(2,131,341)	3,082,360	255,119	46,644

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Tactical Allocation Fund		Catalyst Dynamic Alpha Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operations:
Net investment loss	$(172,745)	$(176,744)	$(541,302)	$(318,523)
Net realized gain	3,007,512	1,222,721	12,338,356	15,638,735
Net change in unrealized appreciation (depreciation)	813,491	(257,463)	30,605,860	(5,294,041)
Net increase in net assets resulting from operations	3,648,258	788,514	42,402,914	10,026,171

Distributions to Shareholders from:
Return of capital
Class A	—	(1,389)	—	—
Class I	—	(23,313)	—	—
Accumulated Earnings
Class A	(635,496)	—	(8,390,029)	(5,468,144)
Class C	(403,535)	—	(2,284,516)	(1,859,574)
Class I	(622,136)	—	(5,682,926)	(4,241,158)

Total distributions to shareholders	(1,661,167)	(24,702)	(16,357,471)	(11,568,876)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	847,635	2,341,088	6,893,762	9,002,929
Class C	742,507	211,658	387,069	864,946
Class I	778,605	2,434,081	3,364,325	11,197,668
Reinvestment of distributions
Class A	617,657	1,340	8,152,139	5,314,869
Class C	398,964	—	2,225,682	1,776,938
Class I	605,677	20,246	5,383,024	4,014,700
Cost of shares redeemed
Class A	(2,284,343)	(2,834,724)	(14,860,119)	(19,015,167)
Class C	(2,568,048)	(5,721,505)	(5,429,597)	(5,424,114)
Class I	(3,762,534)	(13,973,766)	(9,109,704)	(17,302,293)
Net decrease in net assets from share transactions of beneficial interest	(4,623,880)	(17,521,582)	(2,993,419)	(9,569,524)

Total increase (decrease) in Net Assets	(2,636,789)	(16,757,770)	23,052,024	(11,112,229)

Net Assets:
Beginning of year	19,973,121	36,730,891	117,849,752	128,961,981
End of year	$17,336,332	$19,973,121	$140,901,776	$117,849,752

Share Activity:
Class A
Shares Sold	51,506	151,779	285,231	390,969
Shares Reinvested	38,822	84	368,209	224,067
Shares Redeemed	(137,716)	(184,209)	(618,199)	(819,056)
Net increase (decrease) in shares of Beneficial interest	(47,388)	(32,346)	35,241	(204,020)

Class C
Shares Sold	46,221	14,219	18,211	43,483
Shares Reinvested	26,758	—	121,291	87,276
Shares Redeemed	(165,224)	(391,087)	(267,584)	(277,851)
Net decrease in shares of Beneficial interest	(92,245)	(376,868)	(128,082)	(147,092)

Class I
Shares Sold	45,759	155,801	133,857	464,413
Shares Reinvested	37,855	1,269	235,891	165,214
Shares Redeemed	(224,879)	(893,975)	(370,238)	(750,219)
Net decrease in shares of Beneficial interest	(141,265)	(736,905)	(490)	(120,592)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
	(Consolidated)	(Consolidated)
Net asset value, beginning of year	$23.42	$20.88	$15.02	$11.33	$24.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.18)	(0.09)	(0.16)	0.07	(0.24)
Net realized and unrealized gain (loss) on investments	5.09	2.63	6.02	3.62	(12.51)
Total from investment operations	4.91	2.54	5.86	3.69	(12.75)
Net asset value, end of year	$28.33	$23.42	$20.88	$15.02	$11.33
Total return (B)	20.96%	12.11%	39.01%	32.57%	(52.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,306	$11,384	$10,568	$8,322	$7,959
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.26%	2.46%	2.24%	2.29%	1.81%
Expenses, net waiver and reimbursement (C)	1.53%	1.54%	1.54%	1.55%	1.53%
Net investment loss, before waiver and reimbursement (C,D)	(1.46)%	(1.36)%	(1.62)%	(0.21)%	(1.57)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.74)%	(0.43)%	(0.92)%	0.53%	(1.29)%
Portfolio turnover rate	171%	76%	183%	214%	66%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
	(Consolidated)	(Consolidated)
Net asset value, beginning of year	$21.92	$19.69	$14.27	$10.85	$23.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.33)	(0.22)	(0.27)	(0.03)	(0.37)
Net realized and unrealized gain (loss) on investments	4.73	2.45	5.69	3.45	(12.00)
Total from investment operations	4.40	2.23	5.42	3.42	(12.37)
Net asset value, end of year	$26.32	$21.92	$19.69	$14.27	$10.85
Total return (B)	20.07%	11.27%	37.98%	31.52%	(53.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$529	$597	$1,642	$2,244	$2,485
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	3.01%	3.13%	3.02%	3.04%	2.56%
Expenses, net waiver and reimbursement (C)	2.28%	2.29%	2.29%	2.29%	2.28%
Net investment loss, before waiver and reimbursement (C,D)	(2.20)%	(1.97)%	(2.41)%	(1.00)%	(2.32)%
Net investment loss, net waiver and reimbursement (C,D)	(1.47)%	(1.13)%	(1.66)%	(0.25)%	(2.04)%
Portfolio turnover rate	171%	76%	183%	214%	66%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.26%	2.45%	2.23%	2.28%	1.81%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.53%	1.54%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.01%	3.12%	3.01%	3.03%	2.56%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Consolidated Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
	(Consolidated)	(Consolidated)
Net asset value, beginning of year	$24.07	$21.41	$15.36	$11.56	$24.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.13)	(0.03)	(0.12)	0.10	(0.20)
Net realized and unrealized gain (loss) on investments	5.25	2.69	6.17	3.70	(12.74)
Total from investment operations	5.12	2.66	6.05	3.80	(12.94)
Net asset value, end of year	$29.19	$24.07	$21.41	$15.36	$11.56
Total return (B)	21.27%	12.42%	39.39%	32.87%	(52.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,326	$4,728	$6,411	$3,912	$4,682
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.01%	2.18%	1.97%	2.04%	1.56%
Expenses, net waiver and reimbursement (C)	1.28%	1.29%	1.29%	1.29%	1.28%
Net investment loss, before waiver and reimbursement (C,D)	(1.22)%	(1.05)%	(1.36)%	(0.01)%	(1.32)%
Net investment income (loss), net waiver and reimbursement(C,D)	(0.49)%	(0.15)%	(0.68)%	0.74%	(1.04)%
Portfolio turnover rate	171%	76%	183%	214%	66%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.01%	2.17%	1.96%	2.03%	1.56%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$28.51	$24.69	$20.55	$18.02	$17.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.47	0.52	0.57	0.56	0.63
Net realized and unrealized gain (loss) on investments	3.60	4.70	4.93	3.31	1.25
Total from investment operations	4.07	5.22	5.50	3.87	1.88
LESS DISTRIBUTIONS:
From net investment income	(0.82)	(0.70)	(0.80)	(0.48)	(0.42)
From net realized gains on investments	(0.78)	—	—	—	—
From return of capital	(0.59)	(0.70)	(0.56)	(0.86)	(0.91)
Total distributions	(2.19)	(1.40)	(1.36)	(1.34)	(1.33)
Net asset value, end of year	$30.39	$28.51	$24.69	$20.55	$18.02
Total return (B)	15.76%	21.51%	27.93%	22.08%	11.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$45,297	$41,953	$35,015	$28,702	$26,527
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.73%	1.70%	1.73%	1.75%	1.73%
Expenses, net waiver and reimbursement	1.68%	1.68%	1.68%	1.69%	1.68%
Net investment income, before waiver and reimbursement	1.63%	1.88%	2.58%	2.78%	3.46%
Net investment income, net waiver and reimbursement	1.68%	1.90%	2.64%	2.84%	3.51%
Portfolio turnover rate	9%	16%	22%	18%	25%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$28.46	$24.65	$20.52	$18.00	$17.45
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26	0.32	0.41	0.41	0.49
Net realized and unrealized gain (loss) on investments	3.59	4.69	4.92	3.31	1.26
Total from investment operations	3.85	5.01	5.33	3.72	1.75
LESS DISTRIBUTIONS:
From net investment income	(0.70)	(0.60)	(0.70)	(0.43)	(0.38)
From net realized gains on investments	(0.78)	—	—	—	—
From return of capital	(0.50)	(0.60)	(0.50)	(0.77)	(0.82)
Total distributions	(1.98)	(1.20)	(1.20)	(1.20)	(1.20)
Net asset value, end of year	$30.33	$28.46	$24.65	$20.52	$18.00
Total return (B)	14.97%	20.61%	26.99%	21.15%	10.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$30,986	$32,479	$30,257	$26,745	$22,817
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement	2.48%	2.45%	2.48%	2.50%	2.48%
Expenses, net waiver and reimbursement	2.43%	2.43%	2.43%	2.44%	2.43%
Net investment income, before waiver and reimbursement	0.89%	1.14%	1.84%	2.03%	2.67%
Net investment income, net waiver and reimbursement	0.94%	1.16%	1.89%	2.09%	2.72%
Portfolio turnover rate	9%	16%	22%	18%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.73%	1.70%	1.73%	1.75%	1.73%
Expenses, net waiver and reimbursement	1.68%	1.68%	1.68%	1.69%	1.68%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.48%	2.44%	2.48%	2.50%	2.48%
Expenses, net waiver and reimbursement	2.43%	2.43%	2.43%	2.44%	2.43%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Energy Infrastructure Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$28.64	$24.80	$20.64	$18.09	$17.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.54	0.60	0.63	0.61	0.68
Net realized and unrealized gain (loss) on investments	3.62	4.71	4.94	3.34	1.26
Total from investment operations	4.16	5.31	5.57	3.95	1.94
LESS DISTRIBUTIONS:
From net investment income	(0.86)	(0.73)	(0.82)	(0.50)	(0.44)
From net realized gains on investments	(0.78)	—	—	—	—
From return of capital	(0.61)	(0.74)	(0.59)	(0.90)	(0.94)
Total distributions	(2.25)	(1.47)	(1.41)	(1.40)	(1.38)
Net asset value, end of year	$30.55	$28.64	$24.80	$20.64	$18.09
Total return (B)	16.13%	21.80%	28.21%	22.42%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$312,686	$354,230	$230,267	$182,380	$154,931
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement	1.48%	1.45%	1.48%	1.50%	1.48%
Expenses, net waiver and reimbursement	1.43%	1.43%	1.43%	1.44%	1.43%
Net investment income, before waiver and reimbursement	1.89%	2.15%	2.84%	3.03%	3.65%
Net investment income, net waiver and reimbursement	1.94%	2.18%	2.89%	3.09%	3.70%
Portfolio turnover rate	9%	16%	22%	18%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.48%	1.45%	1.48%	1.50%	1.48%
Expenses, net waiver and reimbursement	1.43%	1.43%	1.43%	1.44%	1.43%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.19	$17.85	$16.74	$15.55	$17.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20	0.62	0.22	0.25	0.20
Net realized and unrealized gain (loss) on investments	3.26	2.11	1.29	0.94	(1.44)
Total from investment operations	3.46	2.73	1.51	1.19	(1.24)
LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.60)	(0.30)	—	(0.31)
From net realized gains on investments	(1.06)	(0.79)	(0.10)	—	—
Total distributions	(1.26)	(1.39)	(0.40)	—	(0.31)
Net asset value, end of year	$21.39	$19.19	$17.85	$16.74	$15.55
Total return (B)	18.73%	16.18%	9.24%	7.65%	(7.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$13,309	$11,219	$10,332	$9,719	$8,845
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.57%	1.61%	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.22%	1.21%	1.21%	1.21%	1.21%
Net investment income, before waiver and reimbursement (C,D)	0.61%	3.04%	0.89%	1.20%	0.83%
Net investment income, net waiver and reimbursement (C,D)	0.96%	3.44%	1.28%	1.58%	1.19%
Portfolio turnover rate	30%	30%	22%	27%	10%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$18.54	$17.26	$16.19	$15.16	$16.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04	0.49	0.09	0.12	0.07
Net realized and unrealized gain (loss) on investments	3.15	2.03	1.25	0.91	(1.40)
Total from investment operations	3.19	2.52	1.34	1.03	(1.33)
LESS DISTRIBUTIONS:
From net investment income	(0.05)	(0.45)	(0.17)	—	(0.18)
From net realized gains on investments	(1.06)	(0.79)	(0.10)	—	—
Total distributions	(1.11)	(1.24)	(0.27)	—	(0.18)
Net asset value, end of year	$20.62	$18.54	$17.26	$16.19	$15.16
Total return (B)	17.83%	15.37%	8.40%	6.79%	(8.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$6,341	$6,091	$7,104	$7,808	$8,279
Ratios to average net assets (including interest expense)(F)
Expenses, before waiver and reimbursement (C)	2.32%	2.36%	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.97%	1.96%	1.96%	1.96%	1.96%
Net investment income (loss), before waiver and reimbursement (C,D)	(0.16)%	2.37%	0.15%	0.40%	0.05%
Net investment income, net waiver and reimbursement (C,D)	0.20%	2.77%	0.54%	0.78%	0.41%
Portfolio turnover rate	30%	30%	22%	27%	10%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.57%	1.61%	1.60%	1.59%	1.57%
Expenses, net waiver and reimbursement (C)	1.22%	1.21%	1.21%	1.21%	1.21%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.32%	2.36%	2.35%	2.34%	2.32%
Expenses, net waiver and reimbursement (C)	1.97%	1.96%	1.96%	1.96%	1.96%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Equity Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$19.25	$17.90	$16.79		$15.56	$17.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.25	0.68	0.26		0.29	0.25
Net realized and unrealized gain (loss) on investments	3.28	2.11	1.29		0.94	(1.45)
Total from investment operations	3.53	2.79	1.55		1.23	(1.20)
LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.65)	(0.34)		—	(0.35)
From net realized gains on investments	(1.06)	(0.79)	(0.10)		—	—
Total distributions	(1.31)	(1.44)	(0.44)		—	(0.35)
Net asset value, end of year	$21.47	$19.25	$17.90		$16.79	$15.56
Total return (B)	19.06%	16.44%	9.49	% (F)	7.90%	(7.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$75,772	$63,052	$57,796		$56,847	$54,994
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	1.32%	1.36%	1.35%		1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.97%	0.96%	0.96%		0.96%	0.96%
Net investment income, before waiver and reimbursement (C)(D)	0.85%	3.34%	1.15%		1.44%	1.12%
Net investment income, net waiver and reimbursement (C)(D)	1.21%	3.74%	1.54%		1.82%	1.48%
Portfolio turnover rate	30%	30%	22%		27%	10%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	1.32%	1.36%	1.35%	1.34%	1.32%
Expenses, net waiver and reimbursement (C)	0.97%	0.96%	0.96%	0.96%	0.96%

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

Class A
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$16.00	$15.43	$14.09	$15.25	$19.01
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.15)	(0.09)	0.06	0.20	(0.06)
Net realized and unrealized gain (loss) on investments	3.62	0.66	1.43	(G)	0.31	(3.59)
Total from investment operations	3.47	0.57	1.49	0.51	(3.65)
LESS DISTRIBUTIONS:
From net investment income	—	—	(H)	(0.15)	—	—
From net realized gains on investments	(1.59)	—	—	(1.67)	(0.11)
From return of capital	—	(0.00	) (H)	—	—	—
Total distributions	(1.59)	(0.00)	(0.15)	(1.67)	(0.11)
Net asset value, end of year	$17.88	$16.00	$15.43	$14.09	$15.25
Total return (B)	22.95%	3.71%	10.65%	3.84%	(19.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,263	$7,258	$7,495	$5,229	$6,317
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.49%	2.32%	2.09%	2.01%	1.90%
Expenses, net waiver and reimbursement (C)	1.54%	1.59%	1.56%	1.53%	1.53%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.83)%	(1.30)%	(0.15)%	0.91%	(0.70)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.88)%	(0.56)%	0.38%	1.39%	(0.33)%
Portfolio turnover rate	37%	69%	17%	94%	54%

Class C
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$15.14	$14.70	$13.42	$14.71	$18.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.25)	(0.19)	(0.05)	0.09	(0.19)
Net realized and unrealized gain (loss) on investments	3.39	0.63	1.36	(G)	0.29	(3.47)
Total from investment operations	3.14	0.44	1.31	0.38	(3.66)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.03)	—	—
From net realized gains on investments	(1.59)	—	—	(1.67)	(0.11)
Total distributions	(1.59)	—	(0.03)	(1.67)	(0.11)
Net asset value, end of year	$16.69	$15.14	$14.70	$13.42	$14.71
Total return (B)	22.03%	2.99%	9.81%	3.05%	(19.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,107	$5,123	$10,514	$14,775	$16,480
Ratios to average net assets (including interest expense) (F)
Expenses, before waiver and reimbursement (C)	3.23%	3.06%	2.86%	2.76%	2.65%
Expenses, net waiver and reimbursement (C)	2.29%	2.34%	2.32%	2.28%	2.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(2.56)%	(2.02)%	(0.92)%	0.16%	(1.44)%
Net investment income (loss), net waiver and reimbursement (C,D)	(1.62)%	(1.31)%	(0.38)%	0.64%	(1.07)%
Portfolio turnover rate	37%	69%	17%	94%	54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.48%	2.26%	2.06%	2.01%	1.90%
Expenses, net waiver and reimbursement (C)	1.53%	1.53%	1.53%	1.53%	1.53%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.22%	3.00%	2.82%	2.76%	2.65%
Expenses, net waiver and reimbursement (C)	2.28%	2.28%	2.28%	2.28%	2.28%

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(H)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$16.06	$15.48	$14.13	$15.26	$18.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.10)	(0.04)	0.09	0.23	(0.01)
Net realized and unrealized gain (loss) on investments	3.63	0.66	1.44	0.31	(3.60)
Total from investment operations	3.53	0.62	1.53	0.54	(3.61)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.18)	—	—
From net realized gains on investments	(1.59)	—	—	(1.67)	(0.11)
From return of capital	—	(0.04)	—	—	—
Total distributions	(1.59)	(0.04)	(0.18)	(1.67)	(0.11)
Net asset value, end of year	$18.00	$16.06	$15.48	$14.13	$15.26
Total return (B)	23.25%	4.00%	10.95%	4.05%	(19.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,966	$7,592	$18,722	$12,998	$17,044
Ratios to average net assets (including interest expense)(E)
Expenses, before waiver and reimbursement (C)	2.24%	2.03%	1.82%	1.75%	1.65%
Expenses, net waiver and reimbursement (C)	1.29%	1.33%	1.30%	1.28%	1.28%
Net investment income (loss), before waiver and reimbursement (C,D)	(1.57)%	(0.96)%	0.13%	1.15%	(0.44)%
Net investment income (loss), net waiver and reimbursement (C,D)	(0.62)%	(0.26)%	0.64%	1.62%	(0.07)%
Portfolio turnover rate	37%	69%	17%	94%	54%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.22%	1.98%	1.79%	1.75%	1.65%
Expenses, net waiver and reimbursement (C)	1.28%	1.28%	1.28%	1.28%	1.28%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$23.65	$23.68	$20.07		$17.42	$24.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.11)	(0.06)	0.01		0.06	0.01
Net realized and unrealized gain (loss) on investments	8.66	2.23	3.60	(H)	2.81	(0.62)
Total from investment operations	8.55	2.17	3.61		2.87	(0.61)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.00	) (E)	—	—
From net realized gains on investments	(3.45)	(2.20)	(0.22)		(6.66)
Total distributions	(3.45)	(2.20)	(0.00)		(0.22)	(6.66)
Net asset value, end of year	$28.75	$23.65	$23.68		$20.07	$17.42
Total return (B)	40.64%	9.15%	17.99%		16.55%	(6.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$74,362	$60,342	$65,255		$63,267	$65,337
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (F)	1.50%	1.51%	1.51%		1.52%	1.49%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%	1.38%		1.38%	1.38%
Net investment income (loss), before waiver and reimbursement (F,G)	(0.57)%	(0.37)%	(0.10)%		0.19%	(0.05)%
Net investment income (loss), net waiver and reimbursement (F,G)	(0.45)%	(0.24)%	0.03%		0.33%	0.06%
Portfolio turnover rate	69%	92%	63%		79%	85%

	Class C
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024		June 30, 2023	June 30, 2022
Net asset value, beginning of year	$20.22	$20.68	$17.66		$15.47	$22.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.24)	(0.20)	(0.14)		(0.07)	(0.14)
Net realized and unrealized gain (loss) on investments	7.20	1.94	3.16	(H)	2.48	(0.47)
Total from investment operations	6.96	1.74	3.02		2.41	(0.61)
LESS DISTRIBUTIONS:
From net investment income	—	—	—		—	—
From net realized gains on investments	(3.45)	(2.20)	—		(0.22)	(6.66)
Total distributions	(3.45)	(2.20)	—		(0.22)	(6.66)
Net asset value, end of year	$23.73	$20.22	$20.68		$17.66	$15.47
Total return (B)	39.57%	8.30%	17.10	% (I)	15.65%	(7.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$15,047	$15,409	$18,806		$25,098	$26,315
Ratios to average net assets (including interest expense)(D)
Expenses, before waiver and reimbursement (F)	2.25%	2.26%	2.26%		2.27%	2.24%
Expenses, net waiver and reimbursement (F)	2.13%	2.13%	2.14%		2.13%	2.13%
Net investment loss, before waiver and reimbursement (F,G)	(1.31)%	(1.12)%	(0.87)%		(0.56)%	(0.81)%
Net investment loss, net waiver and reimbursement (F,G)	(1.19)%	(0.99)%	(0.74)%		(0.42)%	(0.70)%
Portfolio turnover rate	69%	92%	63%		79%	85%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	1.50%	1.51%	1.51%	1.52%	1.49%
Expenses, net waiver and reimbursement (F)	1.38%	1.38%	1.38%	1.38%	1.38%

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (F)	2.25%	2.26%	2.26%	2.27%	2.24%
Expenses, net waiver and reimbursement (F)	2.13%	2.13%	2.13%	2.13%	2.13%

(E)	Represents an amount less than $0.01 per share.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

Class I
For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net asset value, beginning of year	$24.25	$24.18	$20.52	$17.76	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.05)	—	0.06	0.11	0.07
Net realized and unrealized gain (loss) on investments	8.92	2.27	3.68	(F)	2.87	(0.65)
Total from investment operations	8.87	2.27	3.74	2.98	(0.58)
LESS DISTRIBUTIONS:
From net investment income	—	—	(0.08)	—	—
From net realized gains on investments	(3.45)	(2.20)	—	(0.22)	(6.66)
Total distributions	(3.45)	(2.20)	(0.08)	(0.22)	(6.66)
Net asset value, end of year	$29.67	$24.25	$24.18	$20.52	$17.76
Total return (B)	40.85%	9.38%	18.27%	16.85%	(6.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,493	$42,099	$44,900	$35,784	$34,899
Ratios to average net assets (including interest expense)(C)
Expenses, before waiver and reimbursement (D)	1.25%	1.26%	1.26%	1.27%	1.24%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss), before waiver and reimbursement (D,E)	(0.32)%	(0.12)%	0.17%	0.44%	0.18%
Net investment income (loss), net waiver and reimbursement (D,E)	(0.20)%	0.01%	0.30%	0.58%	0.29%
Portfolio turnover rate	69%	92%	63%	79%	85%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed certain expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.25%	1.26%	1.26%	1.27%	1.24%
Expenses, net waiver and reimbursement (D)	1.13%	1.13%	1.13%	1.13%	1.13%

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests. (F) As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended June 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following five series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Buying Fund (“Insider Buying”)		Long-term capital appreciation
Catalyst Energy Infrastructure Fund (“Energy Infrastructure”)	SL Advisors, LLC (“SL”)	Current income and capital appreciation
Catalyst/MAP Global Equity Fund (“Global Equity”)	Managed Asset Portfolios, LLC (“MAP”)	Long-term capital appreciation
Catalyst Tactical Allocation Fund (“Tactical Allocation”)*		Long-term capital appreciation
Catalyst Dynamic Alpha Fund (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation

*	On January 29, 2026, Catalyst/Lyons Tactical Allocation Fund was renamed “Catalyst Tactical Allocation Fund.”

Energy Infrastructure and Dynamic Alpha are each non-diversified series of the Trust and Insider Buying, Global Equity, and Tactical Allocation are each diversified series of the Trust.

Each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds, which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments – The Funds have adopted ASU 2023-07, Segment Reporting Topic 280 - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager(s) and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

b)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies (the “closed-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end funds purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the Rule 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026, for each Fund’s assets and liabilities measured at fair value:

Insider Buying
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$21,393,583	$21,393,583	$—	$—
U.S. Government & Agencies	404,419	—	404,419	—
Total Return Swap (c)	21,107	—	21,107	—
Short-Term Investment	294,013	294,013	—	—
Total	$22,113,122	$21,687,596	$425,526	$—
Collateral for Securities Loaned(b)	4,311,822
Total Assets	$26,424,944

Energy Infrastructure
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$389,179,905	$389,179,905	$—	$—
Short-Term Investment	157,265	157,265	—	—
Total Assets	$389,337,170	$389,337,170	$—	$—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Global Equity
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$84,099,344	$84,099,344	$—	$—
Exchange-Traded Funds	5,264,348	5,264,348	—	—
Preferred Stocks	2,519,356	2,519,356	—	—
Short-Term Investment	3,523,625	3,523,625	—	—
Total Assets	$95,406,673	$95,406,673	$—	$—

Tactical Allocation
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$17,163,524	$17,163,524	$—	$—
Short-Term Investment	177,081	177,081	—	—
Total Assets	$17,340,605	$17,340,605	$—	$—

Dynamic Alpha
Assets(a)	Total	Level 1	Level 2	Level 3
Common Stocks	$140,006,607	$140,006,607	$—	$—
Short-Term Investment	1,053,857	1,053,857	—	—
Total	$141,060,464	$141,060,464	$—	$—
Collateral for Securities Loaned (b)	6,850,903
Total Assets	$147,911,367

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Schedule of Investments for industry security classifications.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

(c)	Amounts shown are cumulative net unrealized appreciation/depreciation on total return swaps contracts outstanding as of June 30, 2026.

c)       Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Swap Agreements – Insider Buying has entered into total return swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized appreciation to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiary – CIBF Fund Limited (“CIBF-CFC”) – The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of Insider Buying include the accounts of CIBF-CFC, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Insider Buying may invest up to 25% of its total assets in CIBF-CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Insider Buying Fund’s investment in CIBF-CFC is as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2026	% of Total Net Assets at June 30, 2026
CIBF-CFC	11/5/2024	$480,101	2.17%

For tax purposes, CIBF-CFC is an exempted Cayman investment company. CIBF-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CIBF-CFC is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, CIBF-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in Insider Buying’s investment company taxable income.

CIBF-CFC utilizes commodity-based derivative products to facilitate Insider Buying’s pursuit of its investment objectives.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural environmental or man-made disasters; tariffs and trade wars; climate-change and climate related events; the spread of infectious illnesses, or other public health issues; recessions and depressions; tariffs and trade wars; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

Derivatives Risk – Even a small investment in derivatives (including a Fund’s exposure to futures, forwards and options) may give rise to leverage risk (which can increase volatility and magnify a Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on a Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (a Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Swaps Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify a Fund’s losses. The costs of investing in swaps will be indirectly paid by a Fund.

Wholly-Owned Subsidiary Risk – By investing in CIBF-CFC, Insider Buying is indirectly exposed to the commodities risks associated with CIBF-CFC’s investments in commodity-related instruments. Shareholders of Insider Buying are indirectly subject to the principal risks of CIBF-CFC by virtue of Insider Buying’s investment in CIBF-CFC. There can be no assurance that CIBF-CFC’s investments will contribute to Insider Buying’s returns. CIBF-CFC is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of Insider Buying and/or CIBF-CFC to operate as described in this Prospectus and could adversely affect Insider Buying, such as by reducing Insider Buying’s investment returns. Insider Buying and CIBF-CFC are “commodity pools” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to Insider Buying and CIBF-CFC and subject each to CFTC penalties if reporting was found to be deficient.

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of

Assets and Liabilities at June 30, 2026, were as follows:

				Fair value of asset/liability
Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	derivatives
Insider Buying
	Total Return Swap	Commodity, Currency	Unrealized appreciation on swap contracts	$21,107
			Totals	$21,107

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2026, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Insider Buying
	Total Return Swap	Commodity, Currency	Net realized loss on swap contracts	$(1,542,067)
	Total Return Swap	Commodity, Currency	Net change in unrealized appreciation on swap contracts	191,455
			Totals	$(1,350,612)

As of June 30, 2026, the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged or received as of June 30, 2026:

					Gross Amounts Not Offset in the
					Consolidated Statements of Assets &
					Liabilities
					Financial	Cash
		Gross Amounts of	Derivatives available for		Instruments	Collateral
Insider Buying	Counterparty	Recognized Assets	Offset	Net Amounts of Assets	Pledged	Received (1)	Net Amount
Description of Asset:
Total Return Swap	CIBC	$21,107	$—	$21,107	—	$—	$21,107
Total		$21,107	$—	$21,107	—	$—	$21,107

(1)	Excess collateral is not shown on this table.

d)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”)(collectively, “Underlying Funds”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to its own specific risks, but the advisor and/or sub-advisor expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Funds.

e)       Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2026, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2023-2025 for the Funds) or expected to be taken in 2026 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)       Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)       Energy Infrastructure typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund. The Energy Infrastructure Fund has a tax year end of November 30.

h)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

i)       Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

j)       Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Buying	Annually	Annually
Energy Infrastructure	Monthly	Annually
Global Equity	Annually	Annually
Tactical Allocation	Annually	Annually
Dynamic Alpha	Annually	Annually

k)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)      Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint where you do not pay an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. There were no CDSC fees paid by the shareholders of the Funds.

n)       Cash – Each Fund considers its investment in an FDIC insured interest bearing savings account to be cash. Each Fund maintains cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high quality financial institution.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

o)       Distributions from REITs – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales Proceeds
	(excluding U.S.	(excluding U.S.	Purchases of	Sales Proceeds of
	Government	Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Insider Buying	$31,988,680	$30,517,466	$—	$—
Energy Infrastructure	36,220,767	118,670,333	—	—
Global Equity	25,775,295	26,215,889	—	—
Tactical Allocation	6,531,348	13,087,355	—	—
Dynamic Alpha	83,870,375	103,858,757	—	—

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Advisor acts as investment advisor for the Funds pursuant to the terms of an investment advisory agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each Fund’s investment sub-advisor is responsible for the day-to-day operation of its portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to ensure total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below, based on each Fund’s average daily net assets.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For the year ended June 30, 2026, the Advisor waived investment advisory fees. The Advisor may recapture a portion of the waived amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver or at the time of the reimbursement, no later than the dates as stated below:

	Investment					Investment Advisory
	Advisory	Expense Limitation				Fee Waived and/or
Fund	Agreement	Cl A	Cl C	Cl I	Expires	Reimbursed
Insider Buying	1.00%	1.53%	2.28%	1.28%	10/31/2026	$133,130
Energy Infrastructure	1.25%	1.68%	2.43%	1.43%	10/31/2026	189,761
Global Equity	1.00%	1.21%	1.96%	0.96%	10/31/2026	313,301
Tactical Allocation	1.25%	1.53%	2.28%	1.28%	10/31/2026	170,738
Dynamic Alpha	1.00%	1.38%	2.13%	1.13%	10/31/2026	148,323

	Recapture Expires
	No Later Than June 30,
Fund	2027	2028	2029
Insider Buying	$ 111,701	$ 150,325	$ 133,130
Energy Infrastructure	126,735	83,422	189,761
Global Equity	291,573	309,046	313,301
Tactical Allocation	170,596	184,483	170,738
Dynamic Alpha	154,667	158,458	148,323

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust, and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund (the “Management Services Agreement”), an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services. For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement between the Trust and MFund (the “Compliance Services Agreement”), MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2026, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Buying	$30,008	$5,972
Energy Infrastructure	103,915	297,634
Global Equity	31,108	61,467
Tactical Allocation	17,862	41,923
Dynamic Alpha	157,643	143,629

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including derivatives), and its respective gross unrealized appreciation and depreciation at June 30, 2026 (except for Energy Infrastructure in which its tax period-ended November 30, 2025 cost has been adjusted for June 30, 2026 activity), were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Buying	$23,172,245	$4,599,475	$(1,367,883)	$3,231,592
Energy Infrastructure	257,627,338	137,025,391	(5,315,558)	131,709,833
Global Equity	69,011,153	28,947,651	(2,552,131)	26,395,520
Tactical Allocation	12,209,182	5,433,312	(301,889)	5,131,423
Dynamic Alpha	85,247,771	64,337,822	(1,674,226)	62,663,596

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 (for the period ended November 30, 2025 and November 30, 2024 for the Energy Infrastructure Fund) was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2026	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	4,566,749	3,645,763	12,377,704	20,590,216
Global Equity	956,196	4,474,978	—	5,431,174
Tactical Allocation	—	1,661,167	—	1,661,167
Dynamic Alpha	—	16,357,471	—	16,357,471

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2025	Income	Capital Gains	Capital	Total
Insider Buying	$—	$—	$—	$—
Energy Infrastructure	—	—	16,626,844	16,626,844
Global Equity	2,807,464	3,093,385	—	5,900,849
Tactical Allocation	—	—	24,702	24,702
Dynamic Alpha	—	11,568,875	—	11,568,875

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows (except for Energy Infrastructure in which its November 30, 2025 components of distributable earnings have been adjusted for June 30, 2026 activity):

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Insider Buying	$—	$—	$(88,386)	$(40,966,198)	$—	$3,231,592	$(37,822,992)
Energy Infrastructure	—	10,680,239	—	—	—	76,513,057	87,193,296
Global Equity	946,445	6,119,363	—	—	—	26,395,435	33,461,243
Tactical Allocation	—	1,032,668	(89,996)	—	—	5,131,423	6,074,095
Dynamic Alpha	—	4,237,851	(178,782)	—	—	62,663,596	66,722,665

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Insider Buying	$88,386
Energy Infrastructure	—
Global Equity	—
Tactical Allocation	89,996
Dynamic Alpha	178,782

At June 30, 2026, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows (except for the Energy Infrastructure Fund in which case the CFCL Utilized amount is for the tax year ended November 30, 2025, capital loss carryforwards are as follows):

	Short-Term	Long-Term
	Non-Expiring	Non-Expiring	Total	CLCF Utilized
Insider Buying	$40,966,198	$—	$40,966,198	$4,903,913
Energy Infrastructure	—	—	—	5,587,581
Global Equity	—	—	—	—
Tactical Allocation	—	—	—	127,144
Dynamic Alpha	—	—	—	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, accumulated losses from the Funds’ wholly owned subsidiaries, and the use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2026, as follows:

	Paid In	Accumulated
	Capital	Earnings (Deficit)
Insider Buying	$(1,464,651)	$1,464,651
Energy Infrastructure	—	—
Global Equity	467,284	(467,284)
Tactical Allocation	(101,983)	101,983
Dynamic Alpha	224,316	(224,316)

(6)	LINE OF CREDIT

The Funds have a $200,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 20, 2027. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2026, the Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Interest	Average	Number of Days	Borrowings
	Outstanding	Expense (1)	Interest Rate	Outstanding	6/30/2026
Insider Buying	$20,059	$65	6.79%	17	$—
Energy Infrastructure	729,439	18,760	7.05%	132	587,000
Global Equity	111,643	293	6.75%	14	—
Tactical Allocation	113,681	1,571	6.93%	72	—
Dynamic Alpha	1,086,000	417	7.13%	2	—

(1)	Includes only Interest Expense related to Line of Credit for the year ended June 30, 2026 and may not tie back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7)	SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds’ collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

The below table shows the collateral held by the relevant Funds at the year ended June 30, 2026.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

			Percentage of
	Market Value of		Total
	Loaned	Market Value	Investment
Fund	Securities	of Collateral	Income
Insider Buying	$4,271,081	$4,311,822	2.51%
Dynamic Alpha	6,856,715	6,850,903	2.12%

Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30,2026.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
			Gross Amounts	Net Amounts of
		Gross Amounts	Offset in the	Liabilities Presented in
		of Recognized	Statement of Assets &	the Statement of Assets	Financial	Cash Collateral
Description	Counterparty	Assets	Liabilities	& Liabilities	Instruments (1)	Received (1)	Net Amount
Insider Buying
Assets Securities Loaned	US Bank	$4,271,081	$—	$4,271,081	$(4,271,081)	$—	$—

Dynamic Alpha
Assets Securities Loaned	US Bank	$6,856,715	$—	$6,856,715	$(6,856,715)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral received.

(8)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Energy	Global	Dynamic
Owner	Infrastructure	Equity	Alpha
LPL Financial, LLC *	33.8%	—	—
Charles Schwab & Co., Inc. *	—	37.7%	36.8%

*	These owners are comprised of multiple investors and accounts.

(9)	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB “ASU” 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on any Fund’s financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

(10)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Trust’s Officers have determined no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst Tactical Allocation Fund, and Catalyst Dynamic Alpha Fund and
Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated (where noted) statements of assets and liabilities, including the consolidated (where noted) schedules of investments, of Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst Tactical Allocation Fund (formerly, Catalyst/Lyons Tactical Allocation Fund), and Catalyst Dynamic Alpha Fund (the “Funds”) as of June 30, 2026, the related consolidated (where noted) statements of operations for the year then ended, the consolidated (where noted) statements of changes in net assets for each of the two years in the period then ended, the consolidated (where noted) financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Greenwood Village, Colorado
August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst Systematic High Income Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/Aspect Enhanced Multi-Asset Fund, and Catalyst Welton Advantage Multi Strategy Fund.

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst Systematic High Income Fund (“Catalyst SHI”) , Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst Tactical Allocation Fund (“Catalyst TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”), Catalyst/Aspect Enhanced Multi-Asset Fund (“Aspect EMA”), and Catalyst/Welton Advantage Multi-Strategy Fund (“Welton AMS”) (collectively, the “Catalyst Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Funds, comparative fee and expense information, and profitability from advising the Catalyst Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services. The Board reviewed Catalyst’s officers, compliance record, and reviewed the key personnel servicing the Catalyst Funds, noting their expertise and years of experience. The Board considered that Catalyst provided oversight of the sub-advisors for many of the Catalyst Funds while also providing portfolio management services for some Catalyst Funds, oversaw each sub-advisor’s compliance and risk management programs, and analyzed and reviewed portfolio risks. The Board acknowledged that Catalyst served as the Rule 2a-5 valuation designee for the Catalyst Funds and continuously monitored liquidity requirements to ensure compliance with Rule 22e-4. The Board

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board noted that Catalyst coordinated with third-party service providers on matters related to fund management, administration, and accounting. The Board recognized that Catalyst also provided valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the advisor was appropriately focused on risk management which was beneficial to the Catalyst Funds and their respective shareholders. The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board discussed that Catalyst SA outperformed the supplemental index for the 1-year period but underperformed all other benchmarks during the 1-year period and all benchmarks for the 3-year period. The Board noted that Catalyst SA outperformed the Morningstar category for the 5-year period and outperformed the peer group and Morningstar category for the 10-year periods. The Board noted that the advisor attributed Catalyst SA’s recent underperformance to dramatic price swings across equities, interest rates, and commodities. The Board recognized that the 10-year performance numbers contained the performance data from the prior strategy, which was significantly different than the current strategy.

Catalyst SHI: The Board reviewed that Catalyst SHI underperformed all benchmarks for all time periods. The Board recognized that Catalyst SHI changed portfolio managers and investment strategy in late 2025. The Board noted that Catalyst SHI’s new investment strategy differed from the predecessor investment strategy.

Catalyst Shield: The Board observed that Catalyst Shield outperformed the peer group average for 1-year period but underperformed the Morningstar category. The Board noted that Catalyst Shield outperformed the Morningstar Category and peer group for the 3- and 10-year periods but underperformed both for the 5-year period. The Board noted Catalyst Shield underperformed the S&P 500 benchmark index for all time periods. The Board discussed that the advisor attributed the 1-year underperformance to the long equity bias of the equity hedge which lagged in the recent market conditions.

Millburn HS: The Board reviewed that Millburn HS trailed all benchmarks for the 1- and 3-year periods but outperformed the peer group average for the 5- and 10-year periods. The Board observed that Millburn HS’ Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board noted that the Adviser explained that the Fund had performed as expected with strong positive returns during prolonged bear market environments such as 2022. The Board recognized that Millburn HS underperformed the S&P 500 for all periods, but that Millburn HS was not designed to track the S&P 500, because it was not fully allocated to equity securities.

Catalyst HE: The Board observed that Catalyst HE outperformed the peer group but trailed the Morningstar category for the 1-year period. The Board noted that the Fund significantly outperformed the peer group and Morningstar category for the 3-year period but trailed the peer group for the 5- and 10-year periods and the Morningstar category for the 5-year period. The Board recognized Catalyst HE trailed the S&P 500 and NASDAQ-100 indices for all time periods. The Board recognized that Catalyst HE changed its sub-advisor and investment strategy in October 2020 and thus the 1-, 3-, and 5-year

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

performance numbers were the most relevant. The Board observed that Catalyst explained that Catalyst HE’s hedging strategy detracted from performance.

Catalyst IB: The Board discussed that Catalyst IB outperformed the Morningstar category for the 3-year period but trailed all other benchmarks for all other time periods. The Board noted that Catalyst explained that the recent underperformance in comparison to the S&P 500 was because, in general, executives had not purchased company stock in the top performing equity securities combined with the negative performance from the macro hedge overlay, and that the long term underperformance was still materially impacted as a result of Catalyst IB’s defensive positioning in March and April 2020 where the Fund missed a significant portion of the post Covid-19 recovery in the U.S. equity market.

Catalyst Energy: The Board discussed that Catalyst Energy trailed all benchmarks for the 1-year period and the peer group average and Morningstar category for the 3- and 5-year periods but outperformed the Solactive MLP Infrastructure Index for both periods. The Board recognized the Fund had strong returns on an absolute basis for the 3-, 5-, and 10-year periods and outperformed all benchmarks except the S&P 500 for the 10-year period. The Board noted that Catalyst attributed 1-year performance lag to poor performance of liquid natural gas companies in the Fund’s portfolio due to market concerns about an oversupply of liquid natural gas.

MAP Global Equity: The Board observed that MAP Global Equity outperformed all benchmarks for the 1-year period but trailed despite strong absolute performance all benchmarks for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained the 3-year underperformance was due to MAP Global Equity’s security selection in the Utilities, Financials, and Energy sectors while the 5-year and 10-year underperformance was due to security selection in the Energy sector.

MAP Global Balanced: The Board reviewed that MAP Global Balanced outperformed the Morningstar category for the 1-year period but underperformed all other benchmarks for all time periods. The Board discussed that the advisor attributed the underperformance to security selection and to being underweight in the Information Technology and Financial sectors.

Catalyst TA: The Board discussed that Catalyst TA outperformed all benchmarks for the 1-year period but underperformed all benchmarks for the 3- and 5-year periods. The Board noted that Catalyst TA outperformed the peer group average and Morningstar category but lagged the S&P 500 for the 10-year period. The Board acknowledged that Catalyst TA changed portfolio managers in January 2026, but that the investment strategy remained consistent. The Board observed that Catalyst explained that the Fund’s long term underperformance was due to a shift to defensive positioning in mid-2022 and 2019 in which the Fund participated in most of the drawdowns and then was defensively positioned during the equity market rebound. The Board acknowledged that both defensive shifts under the previous manager.

Catalyst DA: The Board reviewed that Catalyst DA outperformed all benchmarks for the 1-year period but trailed all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that the advisor explained the strong 1-year performance was due to a risk-on rally related to AI infrastructure and data center buildout stocks. The Board discussed that the advisor attributed Catalyst DA’s underperformance to the Fund’s all capitalization investment strategy, noting that in the past several years, large cap stocks had greatly outperformed all other capitalization classes..

Catalyst Insider: The Board observed that Catalyst Insider underperformed all benchmarks for the 1-year period but outperformed the Morningstar category for all other time periods. The Board discussed that Catalyst Insider outperformed the Bloomberg US Government/Credit 1-3 Year TR Index and Bloomberg U.S. Aggregate Bond Index for the 3- and 10-year periods, but underperformed both for the 5-year period,

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

and underperformed the peer group average for all time periods. The Board recognized that Catalyst noted that Catalyst Insider underperformed during the 1-year period because of more conservative positioning and often underperformed the peer group because it was not fully invested in high yield bonds whereas several funds in the peer group include funds fully invested in high yield bonds.

SMH High Income: The Board noted that SMH High Income outperformed all benchmarks for all time periods. The Board noted that the Fund’s concentrated portfolio allowed the Fund to act quickly and focus on unique credit investment opportunities. .

SMH Total Return: The Board discussed that SMH Total Return underperformed all benchmarks for the 1-, 3- and 5-year periods except the Morningstar category for 5-year period. The Board noted SMH Total Return outperformed the peer group and Morningstar category for the 10-year period but underperformed the S&P 500 Index. The Board reviewed that the advisor explained that the 1-, 3-, and 5-year underperformance was due to the Fund’s exposure to Business Development Companies, Real Estate Investment Trusts, and private equity-oriented companies.

CIFC SSI: The Board observed that CIFC SSI outperformed the Morningstar category for the 1-year period but trailed the peer group, Bloomberg U.S. Aggregate Bond Index, S&P LSTA US Leveraged Loan Index. The Board discussed that CIFC SSI outperformed the peer group, Morningstar category, Bloomberg U.S. Aggregate Bond Index for the 3-, 5- and 10-year periods and equaled the S&P LSTA US Leveraged Loan Index for the 3-year period and underperformed the 5- and 10-year periods. The Board noted that Catalyst primarily attributed the underperformance relative to the S&P LSTA Leveraged Loan Index to structural decisions, including diversification, cash allocation for liquidity purposes, and security selection in the Healthcare, Chemicals, and business service industries. .

Catalyst EIS: The Board reviewed that Catalyst EIS underperformed all benchmarks for all time periods. The Board recognized that Catalyst explained that Catalyst EIS has continued to have significant outflows since 2022 which has forced the Fund to miss promising investment opportunities and sell portfolio positions at inopportune times in order to meet redemptions.

Aspect EMA: The Board observed that Aspect EMA outperformed the peer group and the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index for the 1-year period but trailed the S&P 500 Index. The Board further noted that Aspect EMA outperformed the peer group but underperformed the 60% S&P 500 Index/40% Bloomberg US Aggregate Bond Index and S&P 500 Index for the since inception period. The Board recognized that the Fund’s Morningstar category, the Multi-Asset Leveraged category, was introduced in October of 2025 and did not yet provide return information. The Board acknowledged that Aspect EMA was not designed to match performance of the S&P 500 because the Fund was not fully invested in equities.

Welton-AMS: The Board discussed that Welton AMS underperformed all benchmarks for the 1- and 3-year periods but outperformed the peer group and Morningstar category for the 5-year and since inception periods. The Board recognized that the advisor attributed the underperformance to Fund’s futures sub-portfolio, and the negative effects of sudden macro geopolitical events on the Fund’s fixed income and foreign currency positions.

After further discussion, the Board concluded that the performance of each Catalyst Fund was acceptable.

Fees and Expenses. The Board discussed the advisory fee paid by each of the Catalyst Funds and compared it to the fees charged to the peer group funds, and the funds in each of the applicable Morningstar categories. The Board reviewed the expense limitation agreements in place with respect to

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

the Catalyst Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Millburn HS, which did not have an expense limitation agreement in place. The Board discussed the allocation of fees between Catalyst and the various sub-advisors, based on the sub-advisory fees paid to the sub-advisors for the applicable Catalyst Funds by Catalyst, in comparison to the level and types of services provided by Catalyst and each sub-advisor. The Board noted that the agreement between Catalyst and each sub-advisor was the product of an arm’s length negotiation..

Catalyst SA: The Board reviewed that the advisory fee was above the median and average for the peer group and Morningstar category but below the high for each. The Board added that the net expense ratio was above the median for the Morningstar category and peer group but below the average for both and was well below the highs for each.

Catalyst SHI: The Board discussed that the advisory fee of 1.75% was above the median and average fee for both the peer group and Morningstar category and equaled the highest fee for the peer group while being with the range of the Morningstar category. The Board added that the net expense ratio was also above the median and average for the peer group and Morningstar category but was below the respective high for each. The Board acknowledged that Catalyst explained that Catalyst SHI’s investment strategy was unique and more complex than those of the peer group funds.

Catalyst Shield: The Board observed that the advisory fee of 1.25% was above the median and average for both the peer group and Morningstar category, but below the high for each. The Board commented that the net expense ratio of 1.35% was above the median for the peer group but below the average but was above the median and average for the Morningstar category but significantly lower than the high.

Millburn HS: The Board observed the advisory fee was above the peer group median and average and Morningstar category average but equaled for the Morningstar category median and was significantly lower than the high for the peer group. The Board noted that net expense ratio was above the median for the peer group but was below the average and was below the median and average for the Morningstar category.

Catalyst HE: The Board recognized the advisory fee was above the median and average for the peer group and Morningstar category but was within the range for each. The Board noted that the net expense ratio was also above the median and average for the peer group and Morningstar category but well below the highs for each..

Catalyst IB: The Board discussed that the advisory fee for Catalyst IB was above the median and average for the Morningstar category and peer group but below the highs for each. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but with the range for each.

Catalyst Energy: The Board noted that the advisory fee equaled the high for both the peer group and Morningstar category. The Board discussed that the net expense ratio was higher than the median for the peer group and Morningstar but below the average for both. The Board recognized that the Fund’s investment strategy was complex and highly specialized compared to funds in the peer group and Morningstar category..

MAP Global Equity: The Board reviewed that the advisory fee equaled the high for both the peer group and Morningstar category. The Board noted that the net expense ratio was slightly above the median and average for the peer group and Morningstar category but within the range for both.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

MAP Global Balanced: The Board discussed that the advisory fee was in line with the high for the peer group but was within the range for the Morningstar category. The Board noted that the Fund’s expense ratio was slightly above the median for the peer group but below the average, and above the median and averages for the Morningstar category but was significantly below the highs of each.

Catalyst TA: The Board observed that the advisory fee was above the peer group and Morningstar median and average and equaled the high for the peer group but was within the range for the Morningstar category. The Board noted that the net expense ratio was below the median and average for both peer group and Morningstar category.

Catalyst DA: The Board discussed that the advisory fee and net expense ratio was above median and average for both the peer group and Morningstar category, but also within the range of each.

Catalyst Insider: The Board observed that the advisory fee was slightly above the peer group median and average but was higher than the median and average fees for the Morningstar category. The Board recognized that the advisory fee was well within the range for the peer group and Morningstar category. The Board noted that the net expense ratio was above the median and average for the Morningstar category within the range and was below the median and average for the peer group.

SMH High Income: The Board discussed that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the highs for each. The Board discussed that the net expense ratio was above the median and average but within the range for both the peer group and Morningstar category.

SMH Total Return: The Board reviewed that the advisory fee was above the peer group and Morningstar category median and average but below the highs of each. The Board discussed that the net expense ratio was above the median and average for the peer group and Morningstar category but was well below the highs for each.

CIFC SSI: The Board observed that the advisory fee of 1.00% was greater than the high for the peer group and Morningstar category. The Board noted that the net expense ratio of 0.94% was very close to the peer group average of 0.93%, above the Morningstar category median and average, but significantly less than the highs for each. The Board recognized that CIFC SSI had an expense limitation agreement in place at 0.90% and that net advisory fees received for the prior year was 0.68% which was in line with the peer group and Morningstar category. The Board further noted that CIFC SSI was actively managed, and that Catalyst explained CIFC SSI invested in bank loans as well as other areas of the fixed income market including, asset-backed securities which required additional research and expertise..

Catalyst EIS: The Board discussed that the advisory fee of 1.50% was below the high for the Non-Traditional Bond Morningstar category of 1.60% but was above the high for the peer group of 1.25%. The Board recognized the net expense ratio of 1.51% was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each of 1.91% and 3.18%, respectively. The Board acknowledged that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.18% which was within the range of the peer group and both Morningstar categories. The Board agreed that it would continue to monitor the fees for Catalyst EIS..

Aspect EMA: The Board reviewed that the advisory fee was above the median and average for the peer group but well below the high and above the average but in line with the median for the Morningstar

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category. The Board noted that the net expense ratio was in line with the Morningstar category median and well below the average and above the median but below the average for the peer group.

Welton AMS: The Board noted that the advisory fee was above the median and average for both the peer group and Morningstar category but with the range for each. The Board discussed that the net expense ratio was above the median for the peer group and Morningstar category but below the average for each.

The Board concluded that based on the complexity of some of the Catalyst Funds and the services provided to each of the Funds by Catalyst, the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst and included in the Meeting Materials and discussed Catalyst’s profitability from its services to each of the Catalyst Funds. The Board recognized that Catalyst also benefited from the soft dollar arrangements with the Catalyst Funds’ brokers. The Board noted that Catalyst operated Catalyst IB and MAP Global Balanced at a loss, thus excessive profitability was not an issue. The Board discussed that the other Catalyst Funds all earned a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent of revenue. The Board further discussed the profit percentages for Catalyst SA, Millburn HS, and Catalyst Energy noting that the expenses were calculated as a percentage of assets under management for each Catalyst Fund when direct expense allocation was not reasonably possible and that the profit analysis did not include compensation for certain employees who were owners of the advisor. The Board agreed that if these figures were included the net profit would be lower. After further discussion, the Board determined profits were not excessive.

Economies of Scale. The Board recognized that the advisory agreement with Catalyst did not include breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Funds increased AUM. The Board agreed that it was unlikely any Catalyst Fund had reached such levels and to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the Catalyst Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the Catalyst Agreement was in the best interests of each Catalyst Fund and its respective shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SL Advisors, LLC with respect to Catalyst Energy Infrastructure Fund

In connection with a meeting held on May 13, 14, and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “SL Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SL Advisors, LLC (“SL Advisors”) with respect to Catalyst Energy Infrastructure Fund (“Catalyst Energy”).

The Board examined SL Advisors’ responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst Energy, comparative fee and expense information, and profitability from sub-advising Catalyst Energy. The Board was assisted by legal counsel throughout the

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June 30, 2026

review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SL Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the SL Agreement.

Nature, Extent, and Quality of Services. The Board discussed the extensive experience of the personnel at SL Advisors. The Board recognized that SL Advisors conducted bottom-up fundamental analysis which focused on reviewing financial statements, company filings, presentations, and other research. The Board observed that SL Advisors monitored Catalyst Energy’s investments daily to ensure compliance with Fund and Trust investment limitations. The Board noted that there were no material compliance issues, no cybersecurity incidents, and no material litigation reported since the most recent renewal of the SL Agreement. The Board agreed that SL Advisors’ services to Catalyst Energy were acceptable.

Performance. The Board discussed that Catalyst Energy trailed all benchmarks for the 1-year period and the peer group average and Morningstar category for the 3- and 5-year periods but outperformed the Solactive MLP Infrastructure Index for both periods. The Board discussed the Fund had strong returns on an absolute basis for the 3-, 5-, and 10-year periods and outperformed all benchmarks except the S&P 500 for the 10-year period. The Board observed that SL Advisors attributed 1-year performance lag to recent performance of liquid natural gas companies in the Fund’s portfolio due to market concerns about an oversupply of LNG. The Board expressed satisfaction with the Fund’s performance.

Fees and Expenses. The Board observed that SL Advisors received 50% of the net advisory fee of 1.25%, for a maximum sub-advisory fee of 0.625%. The Board noted that this was less than the fee charged by SL Advisors to other clients. The Board reviewed the allocation of fees between the advisor and SL Advisors relative to their respective duties and other factors and agreed the allocation was appropriate. The Board agreed that the sub-advisory fee charged with respect to SL Advisors was not unreasonable.

Profitability. The Board discussed that SL Advisors earned a reasonable profit from sub-advising Catalyst Energy. The Board recognized that SL Advisors allocated expenses based on percentage of AUM and time spent on the Fund. The Board concluded that excessive profitability was not an issue.

Economies of Scale. The Board considered whether Catalyst Energy had reached the size where SL Advisors would benefit from economies of scale. The Board acknowledged that this was generally an advisor issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-advisor expenses. The Board agreed that it was unlikely that SL Advisors benefited from any meaningful economies of scale.

Conclusion. Having requested and received such information from SL Advisors as the Board believed to be reasonably necessary to evaluate the terms of the SL Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the SL Agreement was in the best interests of Catalyst Energy and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Cookson, Peirce & Co. with respect to Catalyst Dynamic Alpha Fund

In connection with a meeting held on May 13, 14 and 27, 2026, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-

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ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

advisory agreement (the “CP Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Cookson, Peirce & Co. (“Cookson Peirce”) with respect to Catalyst Dynamic Alpha (“Catalyst DA”).

The Board examined Cookson Peirce’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst DA, comparative fee and expense information, and profitability from sub-advising Catalyst DA. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the CP Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the CP Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel for Cookson Peirce who serviced Catalyst DA, noting that there were no changes since the last renewal of the CP Agreement. The Board observed that Cookson Peirce provided security selection and execution services for Catalyst DA. The Board noted Cookson Peirce reviewed daily trade activity and portfolio allocations to ensure compliance with Catalyst DA’s and the Trust’s policies and requirements. The Board noted that Cookson Peirce did not utilize AI to help make investment decisions and that Cookson Peirce reported no cyber security incidents, material compliance issues, or regulatory examinations. The Board concluded that the services provided by Cookson Peirce were in line with its expectations and could be expected to continue providing quality service to Catalyst DA and its shareholders.

Performance. The Board reviewed that Catalyst DA outperformed all benchmarks for the 1-year period but trailed all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that Cookson Pierce explained the strong 1-year performance was due to a risk-on rally related to AI infrastructure and data center buildout stocks. The Board discussed that Cookson Pierce attributed Catalyst DA’s underperformance to the Fund’s all capitalization investment strategy, noting that in the past several years, large cap stocks had greatly outperformed all other capitalization classes.

Fees and Expenses. The Board recognized that Cookson Peirce received the full 1.00% advisory fee on assets invested in Catalyst DA by its advisory clients and received 50% of the net advisory fee paid to the advisor by Catalyst DA on all other assets. The Board noted that Cookson Peirce’s sub-advisory fee for Catalyst DA was similar to the fees it charged to its separately managed client accounts. The Board determined that the sub-advisory fee received by Cookson Peirce for the services provided to Catalyst DA was not unreasonable.

Profitability. The Board reviewed the financial information provided by Cookson Peirce. The Board discussed that Cookson Peirce earned a reasonable profit in terms of absolute dollars. After further discussion, the Board determined that Cookson Peirce’s profit in connection with Catalyst DA was not excessive.

Economies of Scale. The Board discussed whether Catalyst DA had reached the size where Cookson Peirce benefited from economies of scale. The Board recognized that economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board agreed that, based on the current size of Catalyst DA, it was unlikely that Cookson Peirce was benefitting from any meaningful economies of scale.

Conclusion. Having requested and received such information from Cookson Peirce as the Board believed to be reasonably necessary to evaluate the terms of the CP Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the CP Agreement was in the best interests of Catalyst DA and its shareholders.

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June 30, 2026

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Managed Asset Portfolios, LLC, with respect to Catalyst/MAP Global Equity Fund and Catalyst/MAP Global Balanced Fund

In connection with a meeting held on May 13, 14, and 27, 2026 the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “MAP Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Managed Asset Portfolios, LLC (“MAP”) with respect to Catalyst/MAP Global Equity Fund (“MAP Global Equity”) and Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”) (collectively, the “MAP Funds”).

The Board examined MAP’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the MAP Funds, comparative fee and expense information, and profitability from sub-advising the MAP Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MAP Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the MAP Agreement.

Nature, Extent and Quality of Services. The Board reviewed the experience of the key personnel at the sub-advisor and noted the new compliance specialist. The Board discussed that MAP provided research and analysis for each of the MAP Funds, made investment decisions, and managed each MAP Fund’s investment operations. The Board reviewed MAP’s compliance program and noted that there were no material compliance issues since the last renewal of the MAP Agreement. The Board discussed that MAP operated the controls and compliance procedures for the MAP Funds to ensure the MAP Funds remained in compliance with investment restrictions and limitations. The Board concluded that the services provided by MAP were in line with its expectations and could be expected to continue providing quality service to the MAP Funds and their respective shareholders.

Performance. The Board reviewed the performance of each MAP Fund relative to its benchmarks and recalled its discussions regarding performance earlier in the Meeting.

MAP Global Equity: The Board discussed that MAP Global Equity outperformed all benchmarks for the 1-year period but trailed despite strong absolute performance all benchmarks for the 3-, 5-, and 10-year periods. The Board noted that MAP explained the 3-year underperformance was due to MAP Global Equity’s security selection in the Utilities, Financials, and Energy sectors while the 5-year and 10-year underperformance was due to security selection in the Energy sector.

MAP Global Balanced: The Board observed that MAP Global Balanced outperformed the Morningstar category for the 1-year period but underperformed all other benchmarks for all time periods. The Board discussed that MAP attributed the underperformance to security selection and to being underweight in the Information Technology and Financial sectors.

After discussion, the Board concluded that the performance of each MAP Fund was acceptable.

Fees and Expenses. The Board noted that MAP received 50% from the advisor of each MAP Fund’s advisory fee of 1.00% (after certain expenses), with a maximum sub-advisory fee of 0.50% of Fund assets. The Board recognized that this was lower than the fee MAP charged for other similar accounts. The Board discussed the allocation of fees between the advisor and MAP relative to their respective duties and other factors and agreed the allocation for each MAP Fund was appropriate. After further discussion, the Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed MAP’s profitability related to sub-advising the MAP Funds. The Board discussed that MAP earned a reasonable profit from MAP Global Equity but operated MAP Global Balanced at

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ADDITIONAL INFORMATION (Unaudited)(Continued)
June 30, 2026

a loss. After further discussion, the Board agreed that MAP’s profitability from either MAP Fund was not excessive.

Economies of Scale. The Board discussed whether the MAP Funds had reached the size that MAP benefited from economies of scale. The Board acknowledged economies of scale were an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that it was unlikely that MAP benefitted from material economies of scale from either of the MAP Funds.

Conclusion: Having requested and received information from MAP as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and MAP, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the MAP Agreement was in the best interests of each of the MAP Funds and their shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

Michael Schoonover

By /s/ Michael Schoonover
Principal Executive Officer/President
Date: 9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 9/8/2026

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 9/8/2026